As filed with the Securities and Exchange  Commission on June 7, 2005
                                     Investment Company Act file number 811-4179



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                           (Address of principal executive offices)  (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  March 31, 2005

Item 1: Report to Stockholders

--------------------------------------------------------------------------------

CORTLAND                                                     600 Fifth Avenue
TRUST, INC.                                                  New York, NY 10020
                                                             (212)830-5200

================================================================================




Dear Shareholder:

We are pleased to present the annual report of Cortland Trust, Inc. (the "Company") for the year ended March 31, 2005.

The Cortland General Money Market Fund had 84,161 shareholder accounts and net assets of $4,828,874,538.

The U.S. Government Fund had 7,183 shareholder accounts and net assets of $405,118,921.

The Municipal Money Market Fund had 5,435 shareholder accounts and net assets of $246,876,191.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff




Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------

Cortland General Money Market Fund

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
           Cortland Shares                   10/1/04                  3/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.40                     $4.90
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.04                     $4.94
  expenses)
----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
           Short Term Fund Shares            10/1/04                  3/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.30                     $5.00
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,019.95                     $5.04
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value   Expenses Paid During the Period*
           Advantage Shares                  10/1/04                  3/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.40                     $4.90
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.04                     $4.94
  expenses)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value    Expenses Paid During the Period*
           Xpress Shares                     10/1/04                  3/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,005.10                     $6.15
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,018.80                     $6.19
  expenses)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------

U.S. Government Fund

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value   Expenses Paid During the Period*
           Cortland Shares                   10/1/04                  3/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.10                     $4.95
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.00                     $4.99
  expenses)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value    Expenses Paid During the
           Advantage Shares                  10/1/04                  3/31/05                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,006.10                     $4.90
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.04                     $4.94
  expenses)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------

Municipal Money Market Fund

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value    Expenses Paid During the Period*
           Cortland Shares                   10/1/04                  3/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,003.80                     $5.00
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,019.95                     $5.04
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value Ending Account Value    Expenses Paid During the Period*
           Advantage Shares                  10/1/04                  3/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,003.90                     $4.90
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.04                     $4.94
  expenses)
----------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.00%, 0.98% and 1.23%, for Cortland General Money Market Fund's Cortland shares, Short Term Fund shares, Advantage shares and Xpress shares, respectively and 0.99%, and 0.98% for the U.S. Government Fund's Cortland shares and Advantage shares, respectively and 1.00%, and 0.98% for the Municipal Money Market Fund's Cortland shares and Advantage Shares, respectively, multiplied by the average account value over the period (October 1, 2004 through March 31, 2005), multiplied by 182/365 (to reflect the most recent fiscal half-year).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            ------       ------
Asset Backed Commercial Paper (29.47%)
------------------------------------------------------------------------------------------------------------------------------------
$  79,000,000  ASAP Funding Limited                                             04/04/05          2.66%    $   78,982,554
   30,000,000  ASAP Funding Limited                                             04/27/05          2.77         29,940,417
   27,000,000  COFCO Capital Corporation
               LOC Rabobank                                                     04/29/05          2.84         26,940,570
   40,000,000  COFCO Capital Corporation
               LOC Rabobank                                                     05/05/05          2.86         39,892,333
   42,500,000  COFCO Capital Corporation
               LOC Rabobank                                                     05/11/05          2.87         42,364,944
   50,000,000  Delaware Funding Corporation                                     04/22/05          2.80         49,918,625
   45,000,000  FCAR Owner Trust                                                 05/10/05          2.88         44,860,088
   50,000,000  FCAR Owner Trust                                                 05/12/05          2.88         49,836,569
   40,000,000  Govco Incorporated                                               04/05/05          2.59         39,988,533
   25,000,000  Govco Incorporated                                               04/05/05          2.60         24,992,806
   50,000,000  Govco Incorporated                                               05/17/05          2.86         49,817,917
   75,000,000  Greyhawk Funding                                                 04/18/05          2.78         74,902,132
   99,000,000  Greyhawk Funding                                                 04/28/05          2.80         98,792,843
   30,000,000  Greyhawk Funding                                                 05/11/05          2.79         29,907,333
   20,000,000  Lockhart Funding LLC                                             04/05/05          2.62         19,994,200
   70,000,000  Lockhart Funding LLC                                             05/06/05          2.91         69,802,639
   73,000,000  Lockhart Funding LLC                                             05/09/05          2.89         72,778,080
   75,000,000  Lockhart Funding LLC                                             05/10/05          2.89         74,766,000
   32,000,000  Market Street Funding                                            04/14/05          2.76         31,968,222
   12,000,000  Market Street Funding                                            05/16/05          2.89         11,956,800
   46,000,000  Ranger Funding Inc.                                              04/26/05          2.79         45,911,194
   50,000,000  Sigma Finance Corp.                                              04/07/05          2.59         49,978,417
   50,000,000  Sigma Finance Corp.                                              08/18/05          3.03         49,424,694
   25,000,000  Steamboat Funding Corp.                                          04/01/05          2.87         25,000,000
   50,000,000  Steamboat Funding Corp.                                          04/01/05          2.88         50,000,000
   35,723,000  Triple-A One Funding Corporation
               Insured by MBIA Insurance Corp.                                  04/04/05          2.78         35,714,724





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Asset Backed Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Triple-A One Funding Corporation
               Insured by MBIA Insurance Corp.                                  04/28/05          2.80%    $   49,895,375
   30,000,000  Windmill Funding Corporation                                     04/15/05          2.79         29,967,567
   25,000,000  Windmill Funding Corporation                                     05/05/05          2.80         24,934,125
   50,000,000  Windmill Funding Corporation                                     05/09/05          2.83         49,851,167
   25,000,000  Windmill Funding Corporation                                     05/11/05          2.84         24,921,389
   25,000,000  Yorktown Capital LLC                                             04/12/05          2.63         24,979,986
-------------                                                                                              --------------
1,426,223,000  Total Asset Backed Commercial Paper                                                          1,422,982,243
-------------                                                                                              --------------
Commercial Paper (8.17%)
------------------------------------------------------------------------------------------------------------------------------------
$  26,608,000  ANZ Delaware                                                     04/07/05          2.61%    $   26,596,492
   25,000,000  ANZ National International Limited                               05/19/05          2.77         24,908,333
   50,000,000  Bear Stearns Cos., Inc.                                          05/05/05          2.80         49,868,250
   15,000,000  Cornell University                                               06/02/05          2.87         14,926,375
    4,000,000  Galaxy Funding Inc.                                              05/20/05          2.86          3,984,538
   20,000,000  Guam Power Authority
               Insured by AMBAC Indemnity Corp.                                 04/04/05          2.73         20,000,000
   30,000,000  Lexington Parker Capital                                         05/10/05          2.71         29,911,925
   45,000,000  Pfizer Inc.                                                      05/24/05          2.82         44,814,500
   50,000,000  Rabobank USA Financial Corporation                               04/01/05          2.56         50,000,000
   10,000,000  Texas PFA - Series D-2                                           05/11/05          2.78         10,000,000
   10,000,000  The John Hopkins University - Series C                           04/19/05          2.65         10,000,000
    9,900,000  The Rector and Visitors of the University of Virginia            04/06/05          2.62          9,896,397
  100,000,000  UBS Finance (Delaware) LLC                                       05/06/05          2.81         99,727,292
-------------                                                                                              --------------
  395,508,000  Total Commercial Paper                                                                         394,634,102
-------------                                                                                              --------------
Domestic Certificate of Deposit (2.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 100,000,000  Wells Fargo Bank                                                 04/14/05          2.79%    $  100,000,000
   25,000,000  Wells Fargo Bank                                                 05/05/05          2.79         25,000,000
-------------                                                                                              --------------
  125,000,000  Total Domestic Certificate of Deposit                                                          125,000,000
-------------                                                                                              --------------





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Eurodollar Certificates of Deposit (5.70%)
------------------------------------------------------------------------------------------------------------------------------------
$ 100,000,000  BNP Paribas                                                      05/24/05          2.91%    $  100,000,732
   25,000,000  Deutsche Bank A.G.                                               05/03/05          2.76         24,999,091
  100,000,000  KBC Bank                                                         05/05/05          2.85        100,000,941
   50,000,000  Royal Bank of Scotland                                           05/04/05          2.82         50,000,457
-------------                                                                                              --------------
  275,000,000  Total Eurodollar Certificates of Deposit                                                       275,001,221
-------------                                                                                              --------------
Floating Rate Securities (4.82%)
------------------------------------------------------------------------------------------------------------------------------------
$  40,000,000  Bank of America (a)                                              06/09/05          2.80%    $   40,000,000
   50,000,000  Bank of America (b)                                              12/15/05          2.81         50,000,000
   12,600,000  CFM International, Inc. Guaranteed Notes - Series 1999A (c)
               LOC General Electric Company                                     01/01/10          2.85         12,600,000
   65,000,000  COS-MAR Company (GE Petrochemical) (d)
               LOC General Electric Company                                     06/24/05          2.86         65,000,000
   15,000,000  General Electric Capital Corporation
               Extendible Monthly Securities (e)                                04/17/06          2.93         15,000,000
   50,000,000  The Goldman Sachs Group L.P. (f)                                 04/13/05          2.82         50,000,000
-------------                                                                                              --------------
  232,600,000  Total Floating Rate Securities                                                                 232,600,000
-------------                                                                                              --------------
Foreign Commercial Paper (17.17%)
------------------------------------------------------------------------------------------------------------------------------------
$  60,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             04/01/05          2.61%    $   60,000,000
   30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             05/09/05          2.71         29,914,183
   50,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             05/17/05          2.92         49,814,722
   30,000,000  Canadian Imperial Bank                                           05/17/05          2.85         29,891,133
  146,285,000  Danske Corporation                                               05/23/05          2.90        145,676,454
   50,000,000  Depfa Bank PLC                                                   04/28/05          2.68         49,900,063
   16,000,000  Depfa Bank PLC                                                   05/17/05          2.77         15,943,778
   25,000,000  Depfa Bank PLC                                                   05/18/05          2.77         24,910,243
   25,000,000  Depfa Bank PLC                                                   05/23/05          2.81         24,899,250
   50,000,000  DNB Norbank                                                      05/18/05          2.84         49,815,917
   50,000,000  DNB Norbank                                                      06/30/05          3.03         49,625,000
   50,000,000  HBOS Treasury Services                                           05/16/05          2.75         49,829,375
  100,000,000  HBOS Treasury Services                                           05/16/05          2.75         99,658,750
   50,000,000  HBOS Treasury Services                                           06/29/05          3.03         49,629,167





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Foreign Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Yorkshire Building Society                                       04/04/05          2.60%    $   49,989,167
   50,000,000  Yorkshire Building Society                                       05/10/05          2.71         49,853,479
-------------                                                                                              --------------
  832,285,000  Total Foreign Commercial Paper                                                                 829,350,681
-------------                                                                                              --------------
Letter of Credit Commercial Paper (7.35%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Banco Bradesco, S.A.
               LOC Calyon                                                       06/10/05          2.69%    $   49,741,388
   50,000,000  Banco Bradesco, S.A.
               LOC Calyon                                                       06/10/05          2.71         49,740,417
   21,000,000  Banco Continental de Panama, S.A.
               LOC Calyon                                                       05/02/05          2.30         20,958,770
   19,000,000  Banco Continental de Panama, S.A.
               LOC Calyon                                                       06/01/05          2.63         18,916,294
   40,000,000  Banco Continental de Panama, S.A.
               LOC Calyon                                                       06/03/05          2.81         39,827,284
   24,000,000  Banco Cuscatlan, S.A.
               LOC ING Bank NV                                                  05/31/05          2.97         23,882,000
   25,000,000  Banco Cuscatlan, S.A.
               LOC ING Bank NV                                                  07/01/05          3.04         24,809,785
   40,000,000  Louis Dreyfus Corporation
               LOC Calyon                                                       04/05/05          2.67         39,988,178
    9,000,000  Louis Dreyfus Corporation
               LOC Calyon                                                       04/11/05          2.79          8,993,050
    8,500,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                            04/11/05          2.79          8,493,436
    4,700,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                            04/11/05          2.79          4,696,371
   15,000,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                            04/20/05          2.81         14,977,833
   50,000,000  NATC California LLC
               LOC Chase Manhattan Bank, N.A.                                   04/18/05          2.61         49,938,611
-------------                                                                                              --------------
  356,200,000  Total Letter of Credit Commercial Paper                                                        354,963,417
-------------                                                                                              --------------





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Loan Participations (1.39%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Army and Air Force Exchange Service with JPMorgan Chase          04/04/05          2.73%    $   25,000,000
   25,000,000  Army and Air Force Exchange Service with JPMorgan Chase          04/28/05          2.83         25,000,000
   17,000,000  Equitable Life Assurance Society with JPMorgan Chase (f)         03/21/06          2.87         17,000,000
-------------                                                                                              --------------
   67,000,000  Total Loan Participations                                                                       67,000,000
-------------                                                                                              --------------
Other Notes (1.37%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Harris Trust                                                     04/15/05          2.67%    $   50,000,000
   11,915,000  IDB of the Parish of Calcasieu, Inc.
               LOC BNP Paribas                                                  04/05/05          2.62         11,915,000
    4,005,460  Kansas City, KS (Unified Government of Wyandotte)
               - Series 2004-VI                                                 04/01/05          2.20          4,005,460
-------------                                                                                              --------------
   65,920,460  Total Other Notes                                                                               65,920,460
-------------                                                                                              --------------
Repurchase Agreements (2.17%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Annaly Mortgage Management, purchased on 03/31/05, 2.83%, due 04/01/05, repurchase proceeds at maturity $50,003,931
               (Collateralized by $105,236,471, GNMA, 3.375% to 5.250%,
               due 06/20/31 to 01/20/34, value $50,830,787)                     04/01/05          2.83%    $   50,000,000
   15,000,000  Bank of America, purchased on 03/31/05, 2.82%, due 04/01/05, repurchase proceeds at maturity $15,001,175
               (Collateralized by $15,596,734, GNMA, 5.000%,
               due 11/20/30, value $15,235,015)                                 04/01/05          2.82         15,000,000
   20,000,000  JPMorgan Securities, Inc., purchased on 03/31/05, 2.80%, due 04/01/05, repurchase proceeds at maturity $20,001,556
               (Collateralized by $30,035,000, GNMA, 5.500%,
               due 06/15/33, value $20,400,665)                                 04/01/05          2.80         20,000,000
   20,000,000  UBS Paine Webber, purchased on 03/31/05, 2.82%, due 04/01/05, repurchase proceeds at maturity $20,001,567
               (Collateralized by $17,618,000, FNMA, 4.500% to 6.750%,
               due 07/15/13 to 03/15/31, value $20,401,945)                     04/01/05          2.82         20,000,000
-------------                                                                                              --------------
  105,000,000  Total Repurchase Agreements                                                                    105,000,000
-------------                                                                                              --------------
U.S. Government Agency Discount Note (0.41%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Federal National Mortgage Association                            05/27/05          1.81%    $   20,000,000
-------------                                                                                              --------------
   20,000,000  Total U.S. Government Agency Discount Note                                                      20,000,000
-------------                                                                                              --------------





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
U.S. Government Agency Medium Term Notes (1.41%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Federal Home Loan Bank                                           06/08/05          2.02%    $   25,000,000
   25,000,000  Federal Home Loan Bank                                           02/03/06          3.30         25,000,000
    9,000,000  Federal Home Loan Bank                                           08/15/05          2.30          9,030,518
    8,900,000  Federal National Mortgage Association                            05/23/05          1.75          8,900,000
-------------                                                                                              --------------
   67,900,000  Total U.S. Government Agency Medium Term Notes                                                  67,930,518
-------------                                                                                              --------------
Variable Rate Demand Instruments (g) (16.24%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,045,000  361 Summit Blvd. LLC - Series 2003
               LOC First Commercial Bank                                        05/01/28          2.92%    $    2,045,000
    2,500,000  1212 Jackson, LLC
               LOC Fifth Third Bank                                             09/01/24          0.00          2,500,000
    2,040,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                             02/01/17          2.86          2,040,000
    4,720,000  A&M Associates Project
               LOC US Bank, N.A.                                                12/01/34          2.92          4,720,000
    2,200,000  Adams County, CO Housing Agency
               (Semper Village Apartments) - Series 2004C
               Guaranteed by Federal National Mortgage Association              07/15/37          2.94          2,200,000
    2,850,000  Ala trade Food LLC
               LOC Amsouth Bank                                                 12/01/14          2.97          2,850,000
      680,000  Alpine Capital Investment LLC
               LOC First of America                                             09/15/27          2.96            680,000
      835,000  Andrews Laser Works Corporation
               LOC Firstar Bank                                                 05/01/08          2.97            835,000
    1,695,000  Atlantic Tool & Die Company
               LOC Key Bank, N.A.                                               12/01/11          2.90          1,695,000
    2,300,000  Atlantic Tool & Die Company - Series 2002
               LOC Key Bank, N.A.                                               03/01/17          2.90          2,300,000
    1,454,000  Barnes & Thornburg
               LOC Fifth Third Bank                                             07/01/08          2.86          1,454,000
    8,621,000  BB Auto Land of Roswell, LLC - Series 2003A
               LOC Bank of North Georgia                                        05/01/23          3.01          8,621,000
    2,745,000  BBC, LLC
               LOC Columbus Bank & Trust Company                                11/01/20          2.85          2,745,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Bennett Realty LLC
               LOC Fifth Third Bank                                             04/01/23          2.86%     $   1,000,000
    1,090,000  Berkeley Square Retirement Center - Series 1998
               LOC Fifth Third Bank                                             02/01/13          2.94          1,090,000
    4,075,000  Bob Sumerel Tire Co, Inc. - Series 1999
               LOC Fifth Third Bank                                             04/01/19          2.86          4,075,000
    2,900,000  Brookville Enterprises
               LOC Fifth Third Bank                                             10/01/25          2.86          2,900,000
    2,000,000  Budd Office Building Associate (Partnership Project)
               - Series 1997
               LOC Comerica Bank                                                10/01/47          2.90          2,000,000
    2,800,000  Burke County, GA Development Authority IDRB
               (Lichtenberg Holdings II, LLC)
               LOC JPMorgan Chase                                               01/01/13          2.91          2,800,000
    8,470,000  Cambridge Gorbutt MOB, L.P. - Series 2003
               Guaranteed by Federal Home Loan Bank                             11/01/28          2.91          8,470,000
    5,250,000  Carmichael Imaging, LLC - Series 2002
               LOC Regions Bank                                                 11/01/10          2.91          5,250,000
    5,000,000  CEGW, Inc.
               LOC PNC Bank, N.A.                                               03/31/09          2.76          5,000,000
    2,085,000  Central Michigan Inns, LLC
               LOC Michigan National Bank                                       04/01/30          2.91          2,085,000
    5,000,000  Charles K. Blandin Foundation - Series 2004
               LOC Wells Fargo Bank, N.A.                                       05/01/19          2.90          5,000,000
    5,100,000  Charles William Properties, LLC
               Guaranteed by Federal Home Loan Bank                             08/01/29          2.96          5,100,000
    3,750,000  Cheney Brothers, Inc.
               LOC First Union National Bank of North Carolina                  12/01/16          2.93          3,750,000
      890,000  Chuo Mubea Suspe Chuomuo
               LOC Fifth Third Bank                                             01/01/11          2.86            890,000
    2,990,000  Cinnamon Properties, Inc.
               LOC Firstar Bank                                                 04/01/20          2.87          2,990,000
    2,750,000  Cirrus Development Ltd.
               LOC US Bank, N.A.                                                05/01/14          2.87          2,750,000
    6,660,000  City & County of Denver, CO COPs - Series C
               LOC JPMorgan Chase                                               12/01/22          2.85          6,660,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   6,075,000  City of Auburn, ALIndustrial Development and Infrastructure RB
               LOC Allied Irish Bank                                            05/01/24          2.85%    $    6,075,000
    2,000,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
               Insured by AMBAC Indemnity Corp.                                 04/01/11          2.85          2,000,000
    1,420,000  Cole Investments LLC
               LOC Fifth Third Bank                                             07/01/19          2.86          1,420,000
    3,900,000  Columbus Area, Inc., OH
               LOC Key Bank, N.A.                                               07/01/24          2.90          3,900,000
    3,100,000  Columbus, GA
               LOC Columbus Bank & Trust Company                                12/01/24          2.92          3,100,000
   10,260,000  Columbus, GA Development Authority
               (Westdeutsche Landesbank, LLC Inverness II Project)
               - Series 2001
               LOC Columbus Bank & Trust Company                                12/01/21          2.95         10,260,000
    6,605,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project)
               LOC Columbus Bank & Trust Company                                09/01/20          2.92          6,605,000
   11,940,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2002
               LOC Columbus Bank & Trust Company                                12/01/22          2.91         11,940,000
    3,345,000  Columbus, GA Development Authority RB
               (Rivertown Pediatric Project)
               LOC Columbus Bank & Trust Company                                05/01/23          2.92          3,345,000
    4,160,000  Columbus, GA Development Authority RB
               (Rivertown Ford Inc. Project)
               LOC Columbus Bank & Trust Company                                04/01/20          2.91          4,160,000
    1,470,000  Consolidated Equities, LLC - Series 1995
               LOC Old Kent Bank & Trust Co.                                    12/01/25          2.96          1,470,000
   13,820,000  Cookeville Capital Corporation
               LOC Amsouth Bank, N.A.                                           07/01/23          2.97         13,820,000
    7,535,000  Country Club of the South - Series 2002
               LOC Bank of North Georgia                                        12/01/27          2.97          7,535,000
    6,500,000  County of Kent, MI                                               03/01/07          2.85          6,500,000
    5,000,000  Crestmont Nursing Home
               LOC Fifth Third Bank                                             03/01/24          2.81          5,000,000
    6,500,000  Cubba Capital, LLC
               LOC Comerica Bank                                                03/01/55          2.90          6,500,000
    4,550,000  D & G Conduit LLC - Series 2003
               LOC Amsouth Bank, N.A.                                           10/01/23          2.91          4,550,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  11,650,000  D.G.Y. Real Estate LP - Series 2000A
               LOC PNC Bank, N.A.                                               05/01/20          2.76%    $   11,650,000
    7,785,000  Daniel Land Company - Series 2004
               LOC Columbus Bank & Trust Company                                09/01/29          2.92          7,785,000
    2,260,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC Firstar Bank                                                 07/01/17          2.87          2,260,000
    6,750,000  Drury Inns, Inc.
               LOC First Commercial Bank                                        03/01/20          2.99          6,750,000
    3,855,000  Dussel Realty Investment LLC
               LOC National City Bank of Michigan/Illinois                      02/01/18          2.92          3,855,000
    5,825,000  Eagle Landing IV, Ltd.
               LOC Regions Bank                                                 09/01/26          2.85          5,825,000
    4,100,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
               LOC PNC Bank, N.A.                                               01/01/15          2.86          4,100,000
    1,000,000  Elmhurst Memorial Healthcare
               LOC Fifth Third Bank                                             01/01/34          1.95          1,000,000
    8,840,000  Elsinore Properties Ltd. - Series 1999
               LOC Fifth Third Bank                                             01/01/29          2.86          8,840,000
    1,000,000  Falls Village Realty, LLC
               LOC Fifth Third Bank                                             12/01/29          2.86          1,000,000
      900,000  Family Sports & Lifestyle RB
               LOC Fifth Third Bank                                             09/01/22          2.86            900,000
    2,000,000  Fannin & Fannin LLC
               LOC Fifth Third Bank                                             12/01/24          2.86          2,000,000
    4,590,000  FE, LLC - Series 1998A
               LOC Fifth Third Bank                                             04/01/28          2.81          4,590,000
    1,500,000  Findlay Evangelical Church
               LOC Fifth Third Bank                                             11/01/30          2.86          1,500,000
    2,445,000  First Metropolitan Title Company
               LOC LaSalle National Bank                                        05/01/22          2.91          2,445,000
    1,505,000  First Park Place LLC
               LOC Fifth Third Bank                                             12/01/19          2.86          1,505,000
   12,000,000  Flint River Services, Inc.
               LOC Columbus Bank & Trust                                        01/01/30          2.91         12,000,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$     805,000  Follow Thru Land and Development, LLC - Series 1998
               LOC Key Bank, N.A.                                               11/01/13          2.90%    $      805,000
    1,400,000  G & J Properties
               LOC Fifth Third Bank                                             09/01/23          2.86          1,400,000
      255,000  G & J Land Management
               LOC Fifth Third Bank                                             12/01/17          2.87            255,000
    3,795,000  Garden City Hospital Osteopathic - Series 1997
               LOC National City Bank of Michigan/Illinois                      10/01/17          2.88          3,795,000
   12,150,000  Gastro Partners Land Company, LLC
               LOC Union Planter Bank                                           03/01/35          2.91         12,150,000
    1,500,000  Genesee County, MI Taxable Obligation Notes                      11/01/08          2.92          1,500,000
    1,000,000  Gilead Friends Church
               LOC First Third Bank                                             10/01/17          2.86          1,000,000
    1,625,000  Goson Project - Series 1997
               LOC Federal Home Loan Bank                                       11/01/17          2.92          1,625,000
    2,070,000  Grace Community Church of Amarillo
               LOC Wells Fargo Bank, N.A.                                       02/01/30          2.92          2,070,000
    1,575,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                             07/01/17          2.92          1,575,000
    3,866,000  HB Leasing LLC
               LOC National City Bank of Michigan/Illinois                      05/01/33          2.92          3,866,000
    1,560,000  HCH, LLC - Series 2000
               LOC Key Bank, N.A.                                               08/01/15          2.90          1,560,000
    3,375,000  Healtheum, LLC
               LOC Wells Fargo Bank, N.A.                                       11/01/29          2.94          3,375,000
    2,520,000  Henderson, OH Regional Authority
               LOC Fifth Third Bank                                             07/01/23          2.86          2,520,000
    7,600,000  Holland-Sheltair Aviation Funding
               LOC Mellon Bank, N.A.                                            05/01/35          2.90          7,600,000
    2,000,000  Hoosier Stamping Manufacturing Corp.
               LOC Fifth Third Bank                                             07/01/36          2.86          2,000,000
    1,050,000  Hope Realty, Ltd. & Harmony Realty (Kurtz Bros., Inc.)
               LOC Key Bank, N.A.                                               08/01/15          2.90          1,050,000
    1,785,000  Hopkins Property of Talladega LLC RB
               Guaranteed by Federal Home Loan Bank                             10/01/16          2.86          1,785,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,075,000  Hopkins Waterhouse LLC Project
               LOC National City Bank of Michigan/Illinois                      06/01/20          2.92%    $    2,075,000
    2,805,000  Hostun LLC                                                       12/01/27          2.89          2,805,000
    2,252,000  HRH Capital LLC
               LOC National City Bank, Northwest                                03/01/22          2.86          2,252,000
    3,145,000  Hudson Toyota And Hyundai Realty LLC
               LOC Fifth Third Bank                                             04/01/23          2.86          3,145,000
    3,035,000  ILH LLC - Series 2003
               LOC Fifth Third Bank                                             04/01/28          2.86          3,035,000
    1,200,000  ILH LLC - Series 2004
               LOC Fifth Third Bank                                             07/01/34          2.86          1,200,000
    1,712,500  IOP Properties LLC
               LOC Fifth Third Bank                                             04/01/44          2.86          1,712,500
      635,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank                                                 04/01/10          2.87            635,000
    4,280,000  KBL Capital Fund, Inc. - Series 1995A
               LOC Old Kent Bank & Trust Co.                                    07/01/05          2.86          4,280,000
      780,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership)
               LOC Old Kent Bank & Trust Co.                                    05/01/21          2.86            780,000
    3,500,000  KFDT L.P.
               LOC Fifth Third Bank                                             04/01/35          2.86          3,500,000
    2,485,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                             11/01/17          2.86          2,485,000
    1,910,000  Kingston Healthcare Company - Series 1998A
               LOC Fifth Third Bank                                             03/01/18          2.86          1,910,000
    1,335,000  Kissel Holdings, Inc. - Series 2000
               LOC Firstar Bank                                                 12/01/20          2.97          1,335,000
    1,215,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                       06/01/27          2.85          1,215,000
    4,480,000  Kool Capital, LLC
               LOC Michigan National Bank                                       04/01/29          2.98          4,480,000
    2,255,000  L3 Corporation - Series 2002
               LOC Fifth Third Bank                                             11/01/17          2.86          2,255,000
    4,950,000  Lakeland Income Properties, LLC
               Guaranteed by Federal Home Loan Bank                             04/01/29          2.91          4,950,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,270,000  Laminations, Inc. & Santana Products - Series 1999
               LOC PNC Bank, N.A.                                               08/31/15          2.76%    $    5,270,000
    6,260,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project)
               LOC Fifth Third Bank                                             03/01/15          2.92          6,260,000
   12,775,000  Lexington Financial Services Health Care RB - Series 2001
               LOC LaSalle National Bank                                        02/01/26          2.93         12,775,000
    3,200,000  Lock Inns, Inc.
               LOC Bank of North Georgia                                        02/01/23          3.20          3,200,000
    1,840,000  Lockland Development Company Ltd. - Series 2000
               LOC US Bank, N.A.                                                07/01/20          2.92          1,840,000
      560,000  LRC - B Wadsworth Investors, Ltd.
               LOC Firstar Bank                                                 09/01/17          3.02            560,000
    8,010,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A                                01/01/19          2.91          8,010,000
    6,255,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000                                 07/01/20          2.91          6,255,000
    1,000,000  Materials Processing Inc.
               LOC Fifth Third Bank                                             09/01/34          2.86          1,000,000
    3,060,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building)
               LOC National City Bank of Michigan/Illinois                      11/01/17          2.92          3,060,000
    6,850,000  MBE Investment Company LLC
               LOC Comerica Bank                                                12/01/54          2.90          6,850,000
    8,055,000  MCSH Real Estate Investors, LLC
               LOC First Tennessee Bank                                         09/01/21          2.91          8,055,000
    1,415,000  Miami River Stone Company
               LOC Firstar Bank                                                 08/01/09          2.94          1,415,000
    1,000,000  Michigan Equity Group
               LOC Fifth Third Bank                                             04/01/34          2.86          1,000,000
    2,245,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Old Kent Bank & Trust Co.                                    10/01/16          2.96          2,245,000
      935,000  Milwaukee, WI (Historic Third Ward Parking Project)
               LOC Northern Trust Bank                                          09/01/28          2.96            935,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,110,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC Amsouth Bank, N.A.                                           06/01/10          2.91%    $    3,110,000
    7,225,000  Mississippi Business Finance Corporation, IDRB
               (Lextron-Visteon Leasing Project) - Series 2003
               LOC JP Morgan Chase                                              12/01/27          2.91          7,225,000
    4,800,000  Mississippi Business Finance Corporation IDRB
               (Pottery Barn Inc. Project)
               LOC Bank of America                                              06/01/24          2.85          4,800,000
    4,995,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank, N.A.                                           11/01/11          2.91          4,995,000
    5,880,000  Mobile, AL Medical Clinic Board RB
               (Springhill Medical Complex) - Series 1996B
               LOC Amsouth Bank, N.A.                                           09/01/11          2.91          5,880,000
    8,060,000  Montgomery County, PA (Brookside Manor)
               Collateralized by Federal National Mortgage Association          08/15/31          2.85          8,060,000
    5,865,000  Montgomery County, PA (Kingswood Apartments Project)
               Collateralized by Federal National Mortgage Association          08/15/31          2.85          5,865,000
      865,000  Montgomery, AL IDB (The Jobs Company, LLC Project)
               - Series 1996C
               LOC Columbus Bank & Trust Company                                07/01/16          2.85            865,000
      100,000  Moose River Lumber Company, Inc. - Series 1997
               LOC Key Bank, N.A.                                               08/01/05          2.90            100,000
    1,285,000  Mount Carmel West Medical Office Building Limited Partnership
               LOC National City Bank of Michigan/Illinois                      08/01/19          2.92          1,285,000
    1,940,000  Mrs. K.C. Jordan & Associates, Inc.
               LOC Fifth Third Bank                                             04/01/23          2.86          1,940,000
    2,000,000  New Lexington Clinic, P.S.C.
               LOC Fifth Third Bank                                             05/01/18          2.86          2,000,000
      300,000  New York City, NY IDA (J&J Farms Creamery)
               - Series 1988C
               LOC Bank of New York                                             05/01/08          3.05            300,000
    2,800,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31          2.86          2,800,000
    1,650,000  NO S Properties, LLC
               LOC Fifth Third Bank                                             08/01/24          2.86          1,650,000
    7,700,000  North Lagoon Partners, Inc.
               LOC Columbus Bank & Trust                                        10/01/29          2.91          7,700,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,915,000  NPI Capital, LLC
               LOC Michigan National Bank                                       07/01/29          2.96%    $    1,915,000
   10,000,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Michigan/Illinois                      11/01/11          2.92         10,000,000
    6,900,000  Olathe, KS IDRB
               LOC Svenskahandelsbanken                                         03/01/27          3.00          6,900,000
    1,704,000  Olszeski Properties, Inc. - Series 1996
               LOC Key Bank, N.A.                                               09/01/16          2.90          1,704,000
    6,430,000  Opelika Industrial Park Project - Series 1998A
               Insured by MBIA Insurance Corp.                                  06/01/23          3.00          6,430,000
    1,090,000  Oswego County, NY IDA Civic Facilities
               (OH Properties, Inc Project - B)
               LOC Manufacturers & Traders Bank & Trust Co.                     06/01/24          2.91          1,090,000
    7,000,000  Palmetto NW, LLC
               LOC National Bank of South Carolina                              05/01/29          2.92          7,000,000
    2,490,000  Parisi Investment, LP & Supply Co. - Series 1998
               LOC US Bank, N.A.                                                05/01/18          2.87          2,490,000
    1,030,000  PBSI Properties, LLC
               LOC Huntington National Bank                                     03/01/34          2.97          1,030,000
    1,980,000  Peachtree Crest Professional Offices - Series 2003
               LOC Bank of North Georgia                                        03/01/23          2.97          1,980,000
   19,000,000  Pell City, AL Special Care Facilities
               Financial Authority Revenue
               (Noland Health Services)
               LOC Allied Irish Bank                                            12/01/34          2.85         19,000,000
    4,700,000  Pennsylvania Economic Development Authority RB
               LOC PNC Bank                                                     08/01/28          2.86          4,700,000
    2,770,000  Pomeroy Investments, LLC - Series 1997
               LOC Firstar Bank                                                 05/01/17          2.87          2,770,000
    1,775,000  R.M.D. Corporation
               LOC Fifth Third Bank                                             06/01/13          2.86          1,775,000
    4,355,000  Radiation Oncology Partners, LLP
               LOC South Trust Bank                                             08/01/18          2.91          4,355,000
    2,665,000  Realty Holdings Co. LLC
               LOC Fifth Third Bank                                             05/01/24          2.86          2,665,000
    1,960,000  Rehab of El Paso, Ltd. - Series 2000
               LOC PNC Bank, N.A.                                               06/01/15          2.76          1,960,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,135,000  Reynolds Road Fitness Center, - Series 1998
               LOC Fifth Third Bank                                             01/01/19          2.86%    $    5,135,000
    3,775,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
               LOC Comerica Bank                                                06/01/33          2.94          3,775,000
    4,460,000  Rockwood Quarry LLC
               LOC Fifth Third Bank                                             12/01/22          2.81          4,460,000
    4,890,000  Rogers Bridge Road and Southern Properties, LLC
               - Series 2002
               LOC Bank of North Georgia                                        01/01/23          3.02          4,890,000
    1,100,000  Royce G. Pulliam M&A LLC
               LOC Fifth Third Bank                                             08/01/25          2.86          1,100,000
    2,135,000  Rumpf Development, Ltd.
               LOC Key Bank, N.A.                                               08/01/17          2.90          2,135,000
      770,000  S & L Plastic Inc.
               LOC Fleet Bank                                                   07/01/08          2.90            770,000
    1,140,000  S & S Partnership (Model Graphics) - Series 1999
               LOC Firstar Bank                                                 09/01/19          2.97          1,140,000
    1,400,000  Sand Run Nursery & Preserve LLC
               LOC US Bank, N.A.                                                03/01/24          2.94          1,400,000
    2,680,000  Savoy Properties, Ltd.
               LOC Key Bank, N.A.                                               08/01/20          2.90          2,680,000
    3,700,000  Schenectady County, NY IDA (MVP Garage Project)
               - Series 2000A
               LOC Fleet Bank                                                   11/01/10          2.91          3,700,000
    4,510,000  Security Self-Storage, Inc.
               LOC Bank One                                                     02/01/19          2.92          4,510,000
    3,330,000  Servaas, Inc. - Series 2003
               LOC Fifth Third Bank                                             03/01/13          2.86          3,330,000
    3,720,000  Shepherd Capital LLC
               LOC First of America                                             09/15/47          2.98          3,720,000
    3,440,000  Shepherd Capital LLC
               LOC Old Kent Bank & Trust Co.                                    03/15/49          2.98          3,440,000
    5,365,000  Smugglers Notch Management Company, Ltd. and
               Smugglers Notch Investment Company, Ltd.
               - Series 2000
               LOC Key Bank, N.A.                                               09/01/15          2.90          5,365,000
    1,300,000  Soaring Eagle Partners, L.P. - Series 2000A
               LOC PNC Bank, N.A.                                               12/01/15          2.76          1,300,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   7,400,000  Southeast Alabama Gas District RB (Lateral Project)
               Insured by AMBAC Indemnity Corp.                                 06/01/25          2.91%    $    7,400,000
    7,900,000  Southern Central Communicate
               LOC Fifth Third Bank                                             04/01/18          2.81          7,900,000
    5,500,000  Southwestern Ohio Steel, Inc.
               LOC Firstar Bank                                                 04/01/08          2.87          5,500,000
    1,445,000  Stallard-Schrier Corporation
               LOC Fifth Third Bank                                             09/01/16          2.94          1,445,000
    1,130,000  State Crest Ltd. - Series 2000
               LOC Fifth Third Bank                                             06/01/23          2.86          1,130,000
    5,224,000  Stonegate-Partners I, LLC (Stonegate Partners Project)
               - Series 2002
               LOC US Bank, N.A.                                                06/01/34          2.92          5,224,000
    1,205,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                             01/01/11          2.94          1,205,000
    2,400,000  Tampa Bay, FL (Elders Land Development)
               LOC Fifth Third Bank                                             09/01/23          2.86          2,400,000
    2,785,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                                03/01/23          2.91          2,785,000
    3,395,000  Taylor STN Surgery Center
               LOC National City Bank of Michigan/Illinois                      12/01/22          2.92          3,395,000
    7,395,000  Thayer Properties II, LLC
               LOC Columbus Bank & Trust Company                                09/01/21          3.01          7,395,000
    3,510,000  The Hennegan Company
               LOC US Bank, N.A.                                                10/01/11          2.87          3,510,000
    1,905,000  The Home City Ice Company & HC Transport, Inc.
               LOC US Bank, N.A.                                                05/01/19          2.92          1,905,000
   20,000,000  The Salvation Army
               LOC The Bank of New York                                         02/01/35          2.84         20,000,000
    6,580,000  The Shoppes at Edgewater - Series 2003
               LOC Amsouth Bank, N.A.                                           01/01/23          2.91          6,580,000
    7,350,000  Three Reading LP
               Guaranteed by Federal Home Loan Bank                             06/01/24          2.92          7,350,000
      270,000  Town of Greendale, IN EDA RB - Series 1993B
               LOC National City Bank of Michigan/Illinois                      12/01/05          3.02            270,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,090,000  Town of Islip, NY IDA (Brentwood Real Estate LLC)
               LOC ABN AMRO Bank, N.A.                                          11/01/20          2.93%    $    3,090,000
    6,425,000  Triple Crown Investments, LLC
               Guaranteed by Federal Home Loan Bank                             08/01/25          2.96          6,425,000
    2,105,000  Trotman Bay Minette, Inc.
               LOC Columbus Bank & Trust Company                                01/01/21          2.85          2,105,000
    4,865,000  Unico Alloys & Metals
               LOC National City Bank of Michigan/Illinois                      08/01/24          2.87          4,865,000
      845,000  Vincent Enterprise & Partners - Series 2001
               LOC Key Bank, N.A.                                               03/01/20          2.90            845,000
    1,845,000  Vista Funding Corporation - Series 1997A
               LOC Fifth Third Bank                                             07/01/15          2.92          1,845,000
      935,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                             01/01/12          2.97            935,000
      885,000  Warrior Roofing Manufacturing, Inc.
               LOC Columbus Bank & Trust Company                                09/01/26          3.06            885,000
    4,090,000  Watson's Dayton Properties, LLC - Series A
               LOC US Bank, N.A.                                                07/01/18          2.87          4,090,000
    5,100,000  Wellington Green LLC
               LOC Charter One Bank                                             04/01/29          2.90          5,100,000
    9,900,000  Wellstone Mills LLC
               LOC PNC Bank, N.A.                                               12/15/24          2.86          9,900,000
    2,100,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.)
               LOC First Union National Bank of North Carolina                  10/01/28          2.93          2,100,000
      600,000  Westchester Presbyterian Church
               LOC Firstar Bank                                                 09/01/13          3.02            600,000
    4,175,000  William Morris Reality Greystone - Series 2003
               LOC Amsouth Bank, N.A.                                           01/01/19          2.97          4,175,000
    1,550,000  Wilmington Iron & Metal Company
               LOC Bank One                                                     08/01/14          2.87          1,550,000
    5,966,498  Wilmington Trust Company
               Guaranteed by General Electric Company                           01/01/11          2.85          5,966,498
    9,375,000  Winder-Barrow Industrial Building Authority
               (The Concrete Company Project) - Series 2000
               LOC Columbus Bank & Trust Company                                02/01/20          2.91          9,375,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,340,000  Windsor Medical Center, Inc.
               LOC Federal Home Loan Bank                                       12/03/18          2.92%    $    1,340,000
    1,000,000  Word of Deliverence
               LOC Fifth Third Bank                                             12/01/24          2.86          1,000,000
    8,065,000  Zirbser Greenbriar Inc.
               Guaranteed by Federal Home Loan Bank                             01/01/26          3.08          8,065,000
-------------                                                                                              --------------
  784,229,998  Total Variable Rate Demand Instruments                                                         784,229,998
-------------                                                                                              --------------
Yankee Certificates of Deposit (2.07%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  BNP Paribas                                                      05/09/05          2.78%    $   50,000,000
   50,000,000  HSBC Bank PLC                                                    05/09/05          2.71         50,001,049
-------------                                                                                              --------------
  100,000,000  Total Yankee Certificates of Deposit                                                           100,001,049
-------------                                                                                              --------------

               Total Investments (100.33%) (Cost $4,844,613,689+)                                           4,844,613,689
               Liabilities in excess of cash and other assets (-0.33%)                                        (15,739,151)
                                                                                                           --------------
               Net Assets (100.00%)                                                                        $4,828,874,538
                                                                                                           ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares,     1,271,751,944 shares outstanding (Note 3)                              $         1.00
                                                                                                           ==============
               Short Term Fund Shares, 60,782,517 shares outstanding (Note 3)                              $         1.00
                                                                                                           ==============
               Advantage Shares,    2,692,402,019 shares outstanding (Note 3)                              $         1.00
                                                                                                           ==============
               Xpress Shares,         803,938,058 shares outstanding (Note 3)                              $         1.00
                                                                                                           ==============

               +  Aggregate cost for income tax purposes is identical.

FOOTNOTES:

(a)  The interest rate changes daily based upon Federal funds target plus 0.05%.
(b)  The interest rate changes daily based upon Prime minus 2.935%.
(c) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.
(d)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR Plus
     0.01%.
(e)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.10%.
(f)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.02%.
(g) These securities have a 7-day put feature exercisable by the fund at par value. Rate changes weekly.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================







KEY:
COPs     =    Certificates of Participation                  IDA     =    Industrial Development Authority
EDA      =    Economic Development Authority                 IDB     =    Industrial Development Bond
EDRB     =    Economic Development Revenue Bond              IDRB    =    Industrial Development Revenue Bond
FNMA     =    Federal National Mortgage Association          LOC     =    Letter of Credit
GNMA     =    Government National Mortgage Association       PFA     =    Public Finance Authority
HEFA     =    Health & Education Facilities Authority        RB      =    Revenue Bond
HFA      =    Housing Finance Authority




BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
--------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                   $ 2,546,088,220              52.55%
  31 through 60 Days                    1,868,972,546              38.58
  61 through 90 Days                      271,662,925               5.61
  91 through 120 Days                      74,434,785               1.54
  121 through 180 Days                     58,455,213               1.21
  Over 180 Days                            25,000,000               0.51
--------------------------------------------------------------------------------
  Total                               $ 4,844,613,689             100.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
MARCH 31,2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Floating Rate Securities (1.23%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal National Mortgage Association                            10/07/05          2.47%    $    5,002,573
-------------                                                                                              --------------
    5,000,000  Total Floating Rate Securities                                                                   5,002,573
-------------                                                                                              --------------
Loan Participation (8.64%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Army and Air Force Exchange Service
               with JPMorgan Chase and Company                                  04/01/05          2.86%    $   10,000,000
   25,000,000  Army and Air Force Exchange Service
               with JPMorgan Chase and Company                                  04/04/05          2.73         25,000,000
-------------                                                                                              --------------
   35,000,000  Total Loan Participation                                                                        35,000,000
-------------                                                                                              --------------
Repurchase Agreements (46.41%)
------------------------------------------------------------------------------------------------------------------------------------
$  65,000,000  Bank of America, purchased on 03/31/05, 2.82%, due 04/01/05, repurchase proceeds at maturity $65,005,092
               (Collateralized by $68,346,838, GNMA, 2.998% to 5.500%,
               due 11/20/30 to 02/20/35, value $66,074,712)                     04/01/05          2.82%    $   65,000,000
   65,000,000  Citibank, purchased on 03/31/05, 2.83%,
               due 04/01/05, repurchase proceeds at maturity $ 65,005,110
               (Collateralized by $81,184,129, GNMA, 4.000%,
               due 3/20/33, value $66,071,268)                                  04/01/05          2.83         65,000,000
   58,000,000  JPMorgan Securities, Inc., purchased on 03/31/05, 2.85%, due 04/01/05, repurchase proceeds at maturity $58,004,592
               (Collateralized $63,591,000, FHLB, 2.000% to 4.125%,
               due 02/13/06 to 01/15/08, value $19,284,203; FNMA,
               1.875% to 5.000%, due 09/15/05 to 04/15/15, value $29,925,229;
               RFIN, 0.000%, due 7/15/07 to 10/15/18, value $9,953,580)         04/01/05          2.85         58,000,000
-------------                                                                                              --------------
  188,000,000  Total Repurchase Agreements                                                                    188,000,000
-------------                                                                                              --------------
U.S. Government Agency Discount Notes (26.70%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,430,000  Federal Farm Credit Bank                                         11/18/05          2.86%    $    1,404,491
    5,000,000  Federal Home Loan Bank                                           04/13/05          2.70          4,995,517
    5,000,000  Federal Home Loan Mortgage Corporation                           04/05/05          2.63          4,998,544
    1,000,000  Federal Home Loan Mortgage Corporation                           04/07/05          1.55            999,747
    6,200,000  Federal Home Loan Mortgage Corporation                           04/19/05          2.70          6,191,661
   11,544,000  Federal Home Loan Mortgage Corporation                           04/26/05          2.73         11,522,235
    5,000,000  Federal Home Loan Mortgage Corporation                           04/26/05          2.21          4,992,396
    2,326,000  Federal Home Loan Mortgage Corporation                           06/13/05          2.92          2,312,275
    5,000,000  Federal Home Loan Mortgage Corporation                           06/15/05          2.96          4,969,479




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
U.S. Government Agency Discount Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,085,000  Federal Home Loan Mortgage Corporation                           06/21/05          2.82%    $    2,071,911
    5,000,000  Federal Home Loan Mortgage Corporation                           07/20/05          3.03          4,954,167
    5,000,000  Federal Home Loan Mortgage Corporation                           01/01/05          3.01          4,912,735
   10,000,000  Federal Home Loan Mortgage Corporation                           11/30/05          2.97          9,805,600
    2,239,000  Federal National Mortgage Association                            04/01/05          2.55          2,239,000
    5,000,000  Federal National Mortgage Association                            04/01/05          2.54          5,000,000
    5,000,000  Federal National Mortgage Association                            04/04/05          2.60          4,998,917
    5,000,000  Federal National Mortgage Association                            05/02/05          2.72          4,988,332
    5,000,000  Federal National Mortgage Association                            05/02/05          2.62          4,988,762
    5,000,000  Federal National Mortgage Association                            05/09/05          2.76          4,985,486
    5,000,000  Federal National Mortgage Association                            06/13/05          2.73          4,972,625
    7,000,000  Federal National Mortgage Association                            07/20/05          3.03          6,935,833
    5,000,000  Federal National Mortgage Association                            09/02/05          2.82          4,940,753
-------------                                                                                              --------------
  108,824,000  Total U.S. Government Agency Discount Notes                                                    108,180,466
-------------                                                                                              --------------
U.S. Government Agency Medium Term Notes (16.75%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,500,000  Federal Farm Credit Bank                                         04/07/05          2.93%    $    2,499,542
    3,000,000  Federal Home Loan Bank                                           04/01/05          1.89          3,000,000
    2,000,000  Federal Home Loan Bank                                           04/04/05          1.40          2,000,000
    5,950,000  Federal Home Loan Bank                                           04/15/05          2.59          5,947,804
   10,000,000  Federal Home Loan Bank                                           04/15/05          2.55          9,998,232
    6,955,000  Federal Home Loan Bank                                           04/15/05          2.92          6,952,789
    5,000,000  Federal Home Loan Bank                                           04/28/05          2.59          4,995,355
    2,000,000  Federal Home Loan Bank                                           04/29/05          2.53          2,002,244
   10,000,000  Federal Home Loan Bank                                           07/26/05          2.58          9,999,679
    2,000,000  Federal Home Loan Bank                                           08/15/05          2.30          2,006,782
    5,000,000  Federal Home Loan Bank                                           02/03/06          3.03          5,000,000
    2,500,000  Federal National Mortgage Association                            05/16/05          2.70          2,496,763
    1,000,000  Federal National Mortgage Association                            05/23/05          1.75          1,000,000
    5,000,000  Federal National Mortgage Association                            06/13/05          2.75          4,972,321




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,930,000  Federal National Mortgage Association                            07/15/05          3.15%    $    4,983,767
-------------                                                                                              --------------
   67,835,000  Total U.S. Government Agency Medium Term Notes                                                  67,855,278
-------------                                                                                              --------------
               Total Investments (99.73%) (Cost $404,038,317+)                                                404,038,317
               Cash and other assets, net of liabilities (0.27%)                                                1,080,604
                                                                                                           --------------
               Net Assets (100.00%)                                                                        $  405,118,921
                                                                                                           ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 194,889,628 shares outstanding (Note 3)                                    $         1.00
                                                                                                           ==============
               Advantage Shares,210,229,293 shares outstanding (Note 3)                                    $         1.00
                                                                                                           ==============

               +  Aggregate cost for federal income tax purposes is identical.

KEY:

FHLB      =    Federal Home Loan Bank
FNMA      =    Federal National Mortgage Association
GNMA      =    Government National Mortgage Association
RFIN      =    Resolution Funding Corporation Strip Interest


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
--------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                     $ 321,336,234              79.53%
  31 through 60 Days                       18,459,343               4.57
  61 through 90 Days                       19,298,611               4.78
  91 through 120 Days                      16,873,767               4.17
  121 through 180 Days                      6,947,535               1.72
  Over 180 Days                            21,122,827               5.23
--------------------------------------------------------------------------------
  Total                                 $ 404,038,317             100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
MARCH 31, 2005
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Put Bonds (b) (7.65%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,170,000  City of Dayton, KY Industrial Building RB
               (RADAC Corporation Project) - Series 1994C (c)
               LOC Fifth Third Bank                                             04/01/05    1.80%  $   1,170,000
    6,500,000  Harford County, MD (A.O. Smith) (c)
               LOC Comerica Bank                                                09/01/05    2.45       6,500,000
    2,000,000  Houston, TX Independent School District Limited
               Tax Schoolhouse & Refunding Bonds - Series 2003
               Guaranteed by Texas Permanent School Fund                        06/15/05    1.73       2,000,000   VMIG-1      A1+
    2,500,000  Michigan Strategic Fund Limited Obligation RB
               (Donnelly Corporation Project) - Series B (c)
               LOC Bank of Nova Scotia                                          04/01/05    1.65       2,500,000
    1,500,000  Minnesota State HFA (Residential Housing) -  Series H (c)
               Insured by AMBAC Indemnity Corp.                                 07/21/05    1.62       1,500,000
    2,450,000  North Carolina Industrial Facility PCFA RB
               (GVK America Inc. Project) (c)
               LOC Citibank, N.A.                                               06/01/05    2.25       2,450,000
    2,760,000  Pooled Puttable Floating Option Tax Exempts Receipts -
               Series PPT-33
               LOC Merrill Lynch & Company, Inc.                                06/16/05    1.90       2,760,000               A1+
-------------                                                                                      -------------
   18,880,000  Total Put Bonds                                                                        18,880,000
-------------                                                                                      -------------
Revenue Bond (0.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Massachusetts State HFA RN Single Family Notes - Series R
               GIC FSA                                                          05/02/05    1.15%  $   1,000,000    MIG-1      SP-1+
-------------                                                                                      -------------
    1,000,000  Total Revenue Bond                                                                      1,000,000
-------------                                                                                      -------------
Tax Exempt Commercial Paper (16.91%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Burke County, GA Development Authority
               (Ogelthorpe Power) - Series 1998B
               Insured by AMBAC Indemnity Corp.                                 05/10/05    2.00%  $   3,000,000   VMIG-1      A1+
    5,000,000  City & County of Honolulu, HI
               LOC Westdeutsche Landesbank                                      06/02/05    2.05       5,000,000    P1         A1+
    3,000,000  City & County of Honolulu, HI
               LOC Landesbank Hessen                                            06/09/05    1.87       3,000,000   VMIG-1      A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,750,000  City of Austin, TX (Travis & William) Utility System Notes
               - Series A
               LOC Bayerische Landesbank, A.G./Morgan Guaranty
               Trust Company/State Street Bank & Trust Co.                      04/26/05    2.24%  $   1,750,000     P1        A1+
    5,000,000  City of Brownsville, TX Utility System - Series A
               LOC State Street Bank & Trust Co.                                04/04/05    1.82       5,000,000     P1        A1+
      500,000  City of Brownsville, TX Utility System - Series A
               LOC State Street Bank & Trust Co.                                04/04/05    1.95         500,000     P1        A1+
    2,000,000  City of Brownsville, TX Utility System - Series A
               LOC State Street Bank & Trust Co.                                05/03/05    2.00       2,000,000     P1        A1+
    1,000,000  Metropolitan Government of Nashville & Davidson Counties, TN
               (The Vanderbilt University) - Series 1985A                       04/14/05    1.90       1,000,000     P1        A1+
    2,000,000  Metropolitan Government of Nashville & Davidson Counties, TN
               (The Vanderbilt University) - Series 2004A                       04/12/05    1.82       2,000,000     P1        A1+
    2,600,000  San Antonio, TX - Series 2001                                    05/03/05    2.07       2,600,000     P1        A1+
    1,000,000  State of Michigan GO (School Loan Board) - Series 2004A (c)      10/05/05    2.20       1,000,000
    4,900,000  Sunshine State Government Financing Commission RB
               (Miami - Dade) - Series G                                        05/11/05    2.07       4,900,000               A1+
    5,000,000  Texas Housing Single Family RB - Series A
               LOC Bayerische Landesbank Girozentrale                           04/07/05    1.85       5,000,000               A1+
    5,000,000  Washington, DC Metropolitan Airport Authority
               LOC Bank of America                                              05/05/05    2.08       5,000,000               A1
-------------                                                                                      -------------
   41,750,000  Total Tax Exempt Commercial Paper                                                      41,750,000
-----------                                                                                        -------------
Tax Exempt General Obligation Notes & Bonds (12.66%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,300,000  Concord, CO Metropolitan District GO Improvement Bonds
               LOC Wells Fargo Bank, N.A.                                       12/01/05    2.25%  $   1,300,000               A1+
    1,300,000  Hartford, WI Union High School District TRAN (c)                 09/30/05    2.00       1,302,164
    2,725,000  Hingham, MA BAN (c)                                              06/22/05    1.66       2,731,624
    1,250,000  Johnson Creek, WI School District TRAN (c)                       08/29/05    2.00       1,251,410
    1,200,000  Lake Mills, WI Area School District TRAN (c)                     09/01/05    1.72       1,201,528
    2,000,000  Medford Township, NJ BAN (c)                                     10/06/05    1.80       2,012,137
    2,000,000  New Jersey State Transportation Trust Fund
               (Transportation System) - Series A (c)
               Insured by AMBAC Indemnity Corp.                                 06/15/05    1.57       2,019,973
    1,500,000  Spencer, WI School District TRAN (c)                             08/25/05    2.00       1,501,825


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  State of Illinois GO                                             06/03/05    1.69%  $   5,008,252    MIG-1      SP-1+
    2,000,000  State of Michigan GO Notes - Series 2005A                        09/30/05    2.00       2,014,712   VMIG-1      SP-1+
    2,000,000  State of Texas TRAN                                              08/31/05    1.60       2,011,469    MIG-1      SP-1+
    2,000,000  State of Texas TRAN (c)                                          08/31/05    2.06       2,007,516
      825,000  Will County, IL Troy Township Community
               Consolidated School District #30C - Series B (c)
               Insured by FSA                                                   10/01/05    1.70         826,223
      540,000  Winston Salem, NC COPs (c)                                       06/01/05    2.50         540,952
      500,000  Winston Salem, NC COPs (c)                                       06/01/05    2.50         500,881
    5,000,000  Wyandotte County, KS - Series VIII (c)                           11/01/05    1.95       5,022,854
-------------                                                                                      -------------
   31,140,000  Total Tax Exempt General Obligation Notes & Bonds                                      31,253,520
-----------                                                                                        -------------
Variable Rate Demand Instruments (d) (61.07%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Ashland, KY PCRB (Ashland Oil Inc. Project)
               LOC SunTrust Bank                                                04/01/09    2.22%  $   1,000,000   VMIG-1
    5,455,000  Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27    2.53       5,455,000               A1
    3,250,000  Blue Springs, MO IDA MHRB
               (Autumn Place Apartments Project) - Series A1
               Guanranteed by Federal National Mortgage Association             08/15/37    2.35       3,250,000   VMIG-1
    3,000,000  City of Pulaski and Giles, TN IDRB
               (Martin Methodist College Program)
               LOC Amsouth Bank, N.A.                                           01/01/24    2.40       3,000,000   VMIG-1
    1,000,000  Clipper Tax Exempt Trust COPs - Series 1999-3                    10/01/05    2.48       1,000,000   VMIG-1
    4,500,000  Clipper Tax Exempt Trust COPs - Series 2004-3                    01/01/09    2.40       4,500,000   VMIG-1
    3,600,000  Connecticut HFA Housing Finance Mortgage
               Program Bonds - Series B-3
               Insured by AMBAC Indemnity Corp.                                 05/15/33    2.32       3,600,000   VMIG-1
    2,300,000  Connecticut State GO Notes - Series 1997B                        05/15/14    2.22       2,300,000   VMIG-1      A1+
    4,200,000  Dekalb County, GA Housing Authority MHRB
               (Wood Hills Apartments)
               LOC Fleet Bank                                                   12/01/07    2.33       4,200,000               A1+
    3,500,000  Detroit, MI Senior Lien RB (Sewer Disposal) - Series C-1
               LOC Dexia CLF                                                    07/01/27    2.25       3,500,000   VMIG-1      A1+
    6,990,000  Douglas County, NE IDRB (Phillips Manufacturing Project)
               LOC Wells Fargo Bank N.A.                                        12/01/18    2.43       6,990,000               A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
  Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  EL Paso, TX Independent School District - Series B
               LOC Texas PSF                                                    08/01/29    2.28%  $   3,000,000               A1+
    5,000,000  Florida Gulf Coast University Financing Corp.
               Capital Improvement RB
               LOC Wachovia Bank                                                12/01/33    2.27       5,000,000   VMIG-1
    4,000,000  Florida HFC RB (Stuart Pointe Apartments) - Series B-1
               LOC SunTrust Bank                                                04/01/34    2.33       4,000,000               A1+
    6,005,000  Franklin County, OH MHRB (Children's Hospital)
               Insured by AMBAC Indemnity Corp.                                 11/01/25    2.27       6,005,000   VMIG-1
    2,000,000  Greenwood County, SC (Fuji Photo Film, Inc. Project)             09/01/11    2.42       2,000,000               A1+
    1,000,000  Gulf Coast, TX IDA Environmental Facilities RB
               (Citgo Petroleum corporation Project)
               LOC Royal Bank of Scotland                                       02/01/32    2.35       1,000,000   VMIG-1
    1,600,000  Gulf Coast TX Waste Disposal Authority (Amoco Oil Co.)           05/01/24    2.35       1,600,000   VMIG-1      A1+
    2,350,000  Harris, TX HFA MHRB (Wellington Park Apartments)
               Collateralized by Federal National Mortgage Association          02/15/37    2.35       2,350,000   VMIG-1
    2,000,000  Kansas State Department of Transportation
               Highway RB  - Series 2002C-2                                     09/01/19    2.22       2,000,000   VMIG-1      A1+
    5,500,000  Kansas State Department of Transportation
               Highway RB - Series C-2                                          09/01/19    2.26       5,500,000   VMIG-1      A1+
    1,500,000  Kent State University, OH RB General Receipts
               Insured by MBIA Insurance Corp.                                  05/01/31    2.27       1,500,000   VMIG-1      A1+
    1,480,581  Koch Floating Rate Trust - Series 1
               Insured by AMBAC Indemnity Corp.                                 04/01/09    2.48       1,480,581               A1+
    2,400,000  La Porte County, IN EDC RB  (Universal Forest Products) (c)
               LOC ABN AMRO Bank, N.A.                                          11/01/20    2.44       2,400,000
    1,000,000  Lexington-Fayette, KY
               (Urban County Apartment Corporation) - Series 1998A
               Insured by MBIA Insurance Corp.                                  07/01/28    2.33       1,000,000   VMIG-1
    1,600,000  Louisiana State University & Agricultural & Mechanical
               College University RB
               Insured by FGIC                                                  07/01/30    2.27       1,600,000   VMIG-1      A1+
    1,100,000  Massachusetts State GO (Central Artery) - Series A               12/01/30    2.31       1,100,000   VMIG-1      A1+
    1,315,000  Mississippi Home Corporation Single Family Program
               (Merlots) - Series YYY
               Guaranteed by Government National Mortgage Association           12/01/31    2.40       1,315,000   VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,950,000  Missouri State HEFA RB
               (Southwest Baptist University Project) - Series 2003
               LOC Bank of America                                              10/01/33    2.34%  $   1,950,000               A1+
    3,575,000  New Jersey Health Care Facility RB
               (South Jersey Health Care) - Series A-4
               LOC Wachovia Bank & Trust Co., N.A.                              07/01/34    2.25       3,575,000   VMIG-1
    2,300,000  New York, NY HDC MHRB (Britany Development) - Series A
               Collateralized by Federal National Mortgage Association          06/15/29    2.27       2,300,000               A1+
    3,000,000  New York City, NY HDC (West End Towers) - Series 2004
               Guaranteed by Federal National Mortgage Association              05/15/34    2.27       3,000,000     P1        A1
    3,000,000  North Carolina Educational Facilities Finance Authority
               (Duke University) - Series 1991B                                 12/01/21    2.24       3,000,000   VMIG-1      A1+
    2,465,000  North Dakota State HFA
               (Housing Finance Program - Home Mortgage) - Series B
               Insured by FSA                                                   01/01/34    2.33       2,465,000   VMIG-1
    6,100,000  Ohio State Higher Education Facilities RB
               (Pooled Financing Program) - Series A
               LOC Fifth Third Bank                                             09/01/27    2.30       6,100,000   VMIG-1
    1,400,000  Ohio State Water Development Authority PCRB
               (Ohio Edison Co Project) - Series 1988
               LOC Wachovia Bank & Trust Co. N.A.                               09/01/18    2.37       1,400,000     P1        A1+
    1,000,000  Olathe, KS IDRB (Multi-Modal-Diamant Boart) - Series A (c)
               LOC Svenskahandelsbanken                                         03/01/27    2.35       1,000,000
    1,000,000  Pitkin County, CO IDRB (Aspen Skiing Co. Project)
               LOC Bank One                                                     04/01/14    2.33       1,000,000               A1+
    3,815,000  Plymouth, MN MHRB (At The Lake Apartments Project)
               Guaranteed by Federal Home Loan Mortgage Corporation             08/01/34    2.35       3,815,000   VMIG-1
    3,000,000  Puerto Rico Commonwealth Infrastructure                          04/01/27    2.29       3,000,000               A1+
    2,700,000  Raleigh - Durham, NC Airport Authority RB  - Series 2002
               Insured by FGIC                                                  11/01/17    2.28       2,700,000   VMIG-1
    2,750,000  Rockingham, NC IDRB PCFA (Whiteridge Project) (c)
               LOC Branch Bank & Trust Company                                  03/01/15    2.37       2,750,000
    2,400,000  Rockingham, NC IDRB PCFA (Eden Customs Processing, LLC) (c)
               LOC Branch Bank & Trust Company                                  01/01/17    2.37       2,400,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,855,000  South Carolina Jobs EDA RB (Diversified Coating)
               LOC Branch Bank & Trust Company                                  04/01/17    2.37%  $   2,855,000   VMIG-1
    1,970,000  South Carolina Jobs EDA RB (Sisters of Charity)
               LOC Wachovia Bank & Trust Co., N.A.                              11/01/32    2.31       1,970,000   VMIG-1
    2,200,000  South Dakota EDRB (Hastings filters Inc. Project)
               LOC Fifth Third Bank                                             02/01/06    2.36       2,200,000               A1+
    8,000,000  State of Connecticut HEFA RB
               (The Hotchkiss School Issue) - Series A                          07/01/30    2.23       8,000,000   VMIG-1      A1+
    2,400,000  Utah Housing Corporation
               (Single Family Mortgage Bonds) - Series 2003C                    07/01/34    2.32       2,400,000   VMIG-1      A1+
    1,900,000  Utah State Building Ownership Authority Lease RB
               LOC Landesbank Hessen                                            05/15/22    2.27       1,900,000   VMIG-1      A1+
    3,705,000  Washington HFC MHRB
               (Heatherwood Apartments Project) - Series A
               LOC US Bank, N.A.                                                01/01/35    2.27       3,705,000               A1
    3,000,000  Washington Public Power Supply System Electric RB
               (Nuclear Project #1) - Series 1193 1A-3
               LOC Morgan Guaranty Trust Company                                07/01/17    2.25       3,000,000     P1        A1+
    1,400,000  Whiting, IN (Amoco Oil Project)                                  07/01/31    2.35       1,400,000   VMIG-1      A1+
    1,250,000  York County, PA IDA Limited Obligation RB
               (Metal Exchange Corp. Project) - Series 1996 (c)
               LOC Comerica Bank                                                06/01/06    2.48       1,250,000
-----------                                                                                        -------------
  150,780,581  Total Variable Rate Demand Instruments                                                150,780,581
-----------                                                                                        -------------
Variable Rate Demand Instrument - Private Placement (0.44%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,075,000  York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                   12/01/08    3.74%  $   1,075,000     P1        A1+
-----------                                                                                        -------------
    1,075,000  Total Variable Rate Demand Instrument - Private Placement                               1,075,000
-----------                                                                                        -------------
               Total Investments (99.13%) (Cost $244,739,101+)                                       244,739,101
               Cash and other assets, net of liabilities (0.87%)                                       2,137,090
                                                                                                   -------------
               Net Assets (100.00%)                                                                $ 246,876,191
                                                                                                   ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 120,753,627shares outstanding (Note 3)                             $        1.00
                                                                                                   =============
               Advantage Shares,126,144,032shares outstanding (Note 3)                             $        1.00
                                                                                                   =============

               +  Aggregate cost for income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2005
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.








KEY:
BAN      =    Bond Anticipation Note                         HFA    =    Housing Finance Authority
COPs     =    Certificates of Participation                  HFC    =    Housing Finance Commission
EDA      =    Economic Development Authority                 IDA    =    Industrial Development Authority
EDC      =    Economic Development Corporation               IDRB   =    Industrial Development Revenue Bond
EDRB     =    Economic Development Revenue Bond              LOC    =    Letter of Credit
FGIC     =    Financial Guaranty Insurance Company           MHRB   =    Multi-Family Housing Revenue Bond
FSA      =    Financial Security Assurance, Inc.             PCFA   =    Pollution Control Finance Authority
GIC      =    Guaranteed Investment Contract                 PCRB   =    Pollution Control Revenue Bond
GO       =    General Obligation                             RB     =    Revenue Bond
HDA      =    Housing Development Authority                  RN     =    Revenue Notes
HDC      =    Housing Development Corporation                TRAN   =    Tax and Revenue Anticipation Note
HEFA     =    Health and Education Facilities Authority






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
MARCH 31, 2005
================================================================================


------------------- ---------------------------- -------------------------------
   States                     Value                     % of Portfolio
------------------- ---------------------------- -------------------------------
Alabama                      $   5,455,000                      2.23%
Colorado                         2,300,000                      0.94
Connecticut                     13,900,000                      5.68
District of Columbia             5,000,000                      2.04
Florida                         13,900,000                      5.68
Georgia                          7,200,000                      2.94
Hawaii                           8,000,000                      3.27
Illinois                         5,834,475                      2.38
Indiana                          3,800,000                      1.55
Kansas                          13,522,854                      5.53
Kentucky                         3,170,000                      1.29
Louisiana                        1,600,000                      0.65
Maryland                         6,500,000                      2.66
Massachusetts                    4,831,624                      1.97
Michigan                         9,014,712                      3.68
Minnesota                        5,315,000                      2.17
Mississippi                      1,315,000                      0.54
Missouri                         5,200,000                      2.12
Nebraska                         6,990,000                      2.86
New Jersey                       7,607,110                      3.11
New York                         5,300,000                      2.17
North Carolina                  14,341,833                      5.86
North Dakota                     2,465,000                      1.01
Ohio                            15,005,000                      6.13
Oklahoma                         4,500,000                      1.84
Pennsylvania                     2,325,000                      0.95
Puerto Rico                      3,000,000                      1.23
South Carolina                   6,825,000                      2.79
South Dakota                     2,200,000                      0.90
Tennessee                        6,000,000                      2.45
Texas                           30,818,985                     12.59
Utah                             4,300,000                      1.76
Washington                       6,705,000                      2.74
Wisconsin                        5,256,927                      2.15
Other Territories                5,240,581                      2.14
------------------- ---------------------------- -------------------------------
Total                        $ 244,739,101                    100.00%
------------------- ---------------------------- -------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2005
================================================================================

                                                Cortland General            U.S. Government            Municipal Money
                                                Money Market Fund                Fund                    Market Fund
                                                -----------------           ---------------            ---------------

INVESTMENT INCOME

Income:

Interest.....................................   $      78,801,661           $     6,528,817            $     3,418,846
                                                -----------------           ---------------            ---------------

Expenses: (Note 2)

 Investment management fee...................          31,150,868                 2,757,333                  1,699,762

 Distribution fee (Cortland Shares)..........           3,174,795                   459,092                    272,364

 Distribution fee (Short Term Fund Shares)...             190,742                     --                      --

 Distribution fee (Advantage Shares).........           6,329,707                   471,570                    301,303

 Distribution fee (Xpress Shares)............             820,413                     --                      --

 Shareholder servicing fee (Advantage Shares)           6,329,707                   471,570                    301,303

 Shareholder servicing fee (Xpress Shares)...             820,413                     --                      --

 Directors' fees and expenses................              92,920                    17,407                     14,583

 Other.......................................            (471,449)                  (17,750)                     6,642
                                                -----------------           ---------------            ---------------

    Total expenses...........................          48,438,116                 4,159,222                  2,595,957

    Less:  Fees waived (Note 2)..............          (7,306,694)                 (558,230)                  (369,969)
                                                -----------------           ---------------            ---------------


 Net expenses................................          41,131,422                 3,600,992                  2,225,988
                                                -----------------           ---------------            ---------------

Net investment income .......................          37,670,239                 2,927,825                  1,192,858



REALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain on investments.............               9,511                 -0-                         -0-
                                                -----------------           ---------------            ---------------


Increase in net assets from operations.......   $      37,679,750           $     2,927,825            $     1,192,858
                                                =================           ===============            ===============





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2005 AND 2004

================================================================================

                                          Cortland General                 U.S. Government                  Municipal Money
                                         Money Market Fund                       Fund                          Market Fund
                                   ------------------------------     ----------------------------     ----------------------------
                                        2005             2004              2005           2004             2005            2004
                                   -------------    -------------     ------------    ------------     ------------     -----------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
Net investment income...........  $   37,670,239   $    9,887,478    $   2,927,825   $     499,222    $   1,192,858   $    325,649
Net realized gain on
  investments...................           9,511            4,957         -0-                5,484          -0-              9,586
                                  --------------   --------------    -------------   -------------    -------------    -----------
Increase in net assets
  from operations...............      37,679,750        9,892,435        2,927,825         504,706        1,192,858        335,235
Dividends to shareholders from
  net investment income:
 Cortland Shares................     (10,364,640)      (3,014,917)      (1,314,271)       (287,486)        (516,335)+     (120,816)+
 Short Term Fund Shares.........        (562,607)        (285,437)         --              --               --              --
 Advantage Shares...............     (23,281,448)      (6,587,124)      (1,659,942)       (211,736)        (676,526)+     (204,830)+
 Xpress Shares..................      (3,461,544)        --                --              --               --              --
Distributions to shareholders from
  realized gains on investments:
 Cortland Shares................          (2,416)          (1,933)        -0-               (3,023)         -0-             (4,998)
 Short Term Fund Shares.........            (115)            (188)         --              --               --              --
 Advantage Shares...............          (5,428)          (2,836)        -0-               (1,641)         -0-             (3,781)
 Xpress Shares..................          (1,552)        --                --              --               --              --
Capital Shares
  transactions (Note 3):
 Cortland Shares................      19,722,787     (317,575,446)      (2,268,265)     19,732,070       14,683,763      6,059,046
 Short Term Fund Shares.........     (32,256,082)     (70,293,825)         --              --               --              --
 Advantage Shares...............     833,659,026     (507,168,418)     114,719,026        (902,288)      44,365,462    (30,919,569)
Xpress Shares...................     803,938,058         --                --              --               --              --
                                  --------------   --------------    -------------   -------------    -------------    -----------
Total increase (decrease)          1,625,063,789     (895,037,689)     112,404,373      18,830,602       59,049,222    (14,859,713)
Net assets:

Beginning of year...............   3,203,810,749    4,098,848,438      292,714,548     273,883,946      187,826,969    202,686,682
                                  --------------   --------------    -------------   -------------    -------------    -----------
End of year.....................  $4,828,874,538   $3,203,810,749    $ 405,118,921   $ 292,714,548    $ 246,876,191   $187,826,969
                                  ==============   ==============    =============   =============    =============   ============
Undistributed net
  investment income.............  $    -0-         $    -0-         $     -0-       $       46,388    $      -0-       $         3
                                  ==============   ==============    =============   =============    =============   ============

+  Designated  as  exempt-interest  dividends  for  regular  federal  income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS


================================================================================
1. Summary of Accounting Policies

Cortland Trust, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company is presently comprised of three Funds, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund. The Cortland General Money Market Fund has four classes of stock authorized, Cortland Shares, Short Term General Fund - General Shares ("Short Term Fund Shares"), Advantage Primary Liquidity Fund Shares ("Advantage Shares" formerly the Primary Liquidity Fund Shares re-designated the Advantage Primary Liquidity Fund Shares on April 29, 2004) and money market Xpress fund Shares ("Xpress Shares"). The U.S Government Fund has two classes of stock authorized, Cortland Shares and
Advantage Government Liquidity Fund Shares ("Advantage Shares" formerly the Government Liquidity Fund Shares re-designated the Advantage Government Liquidity Fund Shares on April 29, 2004). The Municipal Money Market Fund has two classes of stock authorized, Cortland Shares and Advantage Municipal Liquidity Fund Shares ("Advantage Shares" formerly the Municipal Liquidity Fund Shares re-designated the Advantage Municipal Liquidity Fund Shares on April 29,
2004). All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Advantage and Xpress Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Short Term Fund Shares, Advantage Shares and Xpress Shares commenced operations on September 5, 2002, November 22, 2002 and September 17, 2004, respectively. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the Cortland Shares, Short Term Fund Shares, Advantage Shares and Xpress Shares represent the same interest in the income and assets of each Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -
     The Cortland General Money Market Fund and U.S. Government Fund may enter into repurchase agreements. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies (Continued)

     c) Federal Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, has entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund, Advantage and Xpress Shares. The Manager and/or

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Advantage and Xpress Shares' average daily net assets.

During the year ended March 31, 2005, the Distributor voluntarily waived the following fees:

                                            Cortland General Money                                    Municipal Money
                                                  Market Fund              U.S. Government Fund         Market Fund
                                            ----------------------         --------------------       ---------------
Distribution fees - Cortland Shares               $       -0-                 $       -0-               $       121
Distribution fees - Advantage Shares                6,178,824                     465,971                   301,303
Shareholder servicing fees - Advantage Shares       1,127,870                      92,259                    68,545
                                                  -----------                 -----------               -----------
     Total                                        $ 7,306,694                 $   558,230               $   369,969
                                                  ===========                 ===========               ===========

The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $24,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated based on the average net assets of each Fund.

Included under the caption "Other Expenses" are fees of $13,712 Cortland General Money Market Fund paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Short Term Fund Shares.

3. Capital Stock
The shares outstanding in the Cortland General Money Market Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 2005, there were 10,776,820 Pilgrim Shares outstanding included in the Cortland Shares.


At March 31, 2005, 10 billion shares of $.001 par value stock of the Company were authorized, of which 7 billion are designated as Cortland General Money Market Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Money Market Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock (Continued)

                                Cortland General Money                                                     Municipal Money
                                     Market Fund                     U.S. Government Fund                    Market Fund
                           --------------------------------    --------------------------------    --------------------------------
                                 Year Ended March 31,                Year Ended March 31,                Year Ended March 31,
                                2005              2004              2005              2004              2005              2004
                           --------------    --------------    --------------    --------------    --------------    --------------

Cortland Shares
Shares sold.............    4,942,380,785     5,830,430,597       965,631,189       974,905,739       651,908,821     525,247,037
Dividends reinvested.          10,355,543         3,011,931         1,312,484           289,968           515,489         125,468
Shares redeemed.........   (4,933,013,541)   (6,151,017,974)     (969,211,938)     (955,463,637)     (637,740,547)   (509,313,459
                           --------------    --------------    --------------   ---------------    --------------    ------------

Net increase (decrease)        19,722,787      (317,575,446)       (2,268,265)       19,732,070        14,683,763      16,059,046
                           ==============    ==============    ==============   ===============    ==============    ============


Short Term Fund Shares
Shares sold.............      130,806,122       118,870,668
Dividends reinvested.             562,112           285,321
Shares redeemed.........     (163,624,316)     (189,449,814)
                           --------------   ---------------
Net (decrease)..........      (32,256,082)      (70,293,825)
                           ==============    ==============
Advantage Shares
Shares sold.............    3,291,220,460     5,894,616,840       403,004,347       410,424,307       366,470,960     363,455,437
Dividends reinvested.          23,281,843         6,583,349         1,658,124           213,179           675,434         208,254
Shares redeemed.........   (2,480,843,277)   (6,408,368,607)     (289,943,445)     (411,539,774)     (322,780,932)   (394,583,260)
                           --------------    ---------------   --------------   ---------------    --------------    ------------
Net (decrease) increase       833,659,026      (507,168,418)      114,719,026          (902,288)       44,365,462     (30,919,569)
                           ==============    ==============    ==============   ===============    ==============    ============

                     September 17, 2004
                (Commencement of Offering) to
                       March 31, 2005
                 ----------------------------
Xpress Shares
Shares sold.............    3,261,173,495
Dividends reinvested.           3,457,952
Shares redeemed.........   (2,460,693,389)
                           --------------
Net increase............      803,938,058
                           ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Capital Stock (Continued)

As of March 31, 2005, the breakdown of net assets by share class were as follows:


                                   Cortland General Money                                            Municipal Money
                                           Market Fund             U.S. Government Fund                Market Fund
                                   ----------------------          --------------------              ---------------
Cortland Shares.................           $1,271,751,944               $ 194,889,628                  $ 120,743,128
Short Term Fund Shares..........               60,782,517                        --                            --
Advantage Shares................            2,692,402,019                 210,229,293                    126,133,063
Xpress Shares...................              803,938,058                        --                            --
                                           --------------               -------------                  -------------
  Total.........................           $4,828,874,538               $ 405,118,921                  $ 246,876,191
                                           ==============               =============                  =============

4. Tax Information

The tax character of all distributions paid during the years ended March 31, 2005 and 2004 were as follows:

                                Cortland General Money                                                     Municipal Money
                                     Market Fund                     U.S. Government Fund                    Market Fund
                           --------------------------------    --------------------------------    --------------------------------
                                 Year Ended March 31,                Year Ended March 31,                Year Ended March 31,
                                2005              2004              2005              2004              2005            2004
                           -------------     --------------    --------------    --------------    --------------    --------------
Ordinary Income            $   37,679,750   $     9,891,564      $  2,974,213   $    503,886       $       -0-       $       -0-
Tax - Exempt Income               -0-                -0-               -0-            -0-               1,192,861           325,646
Long Term Capital Gains           -0-                   871            -0-            -0-                  -0-                8,779


At March 31, 2005, there were $331 and $3 of distributable earnings comprised entirely from ordinary income for the Cortland General Money Market Fund and the U.S. Government Fund respectively, and no distributable earnings for Municipal Money Market Fund, for income tax purposes.

5. Liabilities

At March 31, 2005, the Fund had the following liabilities:


                                     Cortland General Money                                         Municipal Money
                                          Market Fund               U.S. Government Fund              Market Fund
                                      --------------------          --------------------            ----------------
Fees payable to affiliates*                $   137,855                   $   11,038                   $     6,695
Dividends payable.........                       1,356                          172                           174
Payable for securities purchased             2,500,000                          -0-                           -0-
Due to custodian..........                  16,509,821                          -0-                           -0-
Accrued other payables                         223,214                       13,293                        13,995
                                           -----------                    ---------                     ---------
Total liabilities.........                 $19,372,246                    $  24,503                     $  20,864
                                           ===========                    =========                     =========


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights


                                                                              Cortland General Money Market Fund
                                                                              ----------------------------------
 Cortland Shares                                                                 For the Year Ended March 31,
 ---------------                                          --------------------------------------------------------------------------
                                                             2005             2004            2003           2002            2001
                                                          ----------       ---------       ----------     ----------      ----------
Per Share Operating Performance:

(for a share outstanding throughout the year)
Net asset value, beginning of year                        $    1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                          ----------       ---------       ----------     ----------      ----------
Income from investment operations:
  Net investment income............................            0.008          0.002           0.008          0.024           0.054
  Net realized and unrealized
      gain/(loss) on investments                               0.000          0.000           0.000          0.000           0.000
                                                          ----------       ---------       ----------     ----------      ----------
  Total from investment operations                             0.008          0.002           0.008          0.024           0.054
Less distributions from:
  Dividends from net investment income                        (0.008)        (0.002)         (0.008)        (0.024)         (0.054)
  Net realized gains on investments                           (0.000)        (0.000)         (0.000)        (0.000)         (0.000)
                                                          ----------       ---------       ----------     ----------      ----------
Total distributions................................           (0.008)        (0.002)         (0.008)        (0.024)         (0.054)
                                                          ----------       ---------       ----------     ----------      ----------
Net asset value, end of year.......................       $    1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                          ==========       =========       ==========     ==========      ==========
Total Return.......................................            0.82%          0.21%           0.79%          2.43%           5.55%
Ratios/Supplemental Data
Net assets, end of year (000')s....................       $1,271,752     $1,252,029        $1,569,605     $1,359,746      $ 834,474
Ratios to average net assets:
  Expenses (net of fees waived)                                0.98%          1.00%           1.01%          1.01%           1.00%
  Net investment income............................            0.82%          0.21%           0.78%          2.14%           5.37%
  Distribution fees waived.........................            0.00%          0.00%           0.00%          0.01%           0.02%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)

                                                                      Cortland General Money Market Fund
                                                      --------------------------------------------------------
                                                                For the Year Ended
Short Term Fund Shares                                             March 31,                  September 5, 2002
----------------------                                --------------------------------  (Commencement of Offering) to
                                                         2005                  2004             March 31, 2003
                                                      ---------              ---------          --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..............   $   1.00               $  1.00            $    1.00
                                                      ---------              ---------          -----------

 Income from investment operations:
  Net investment income............................       0.008                 0.002                0.004
  Net realized and unrealized gain(loss) on investments   0.000                 0.000                 --
                                                      ---------              ---------          -----------
 Total from investment operations..................       0.008                 0.002                0.004
 Less distributions from:
  Dividends from net investment income.............      (0.008)               (0.002)              (0.004)
  Net realized gains on investments................      (0.000)               (0.000)               ( -- )
                                                      ---------              ---------          -----------
 Total distributions...............................      (0.008)               (0.002)              (0.004)
                                                      ---------              ---------          -----------
 Net asset value, end of period....................   $   1.00               $  1.00            $    1.00
                                                      =========              =========          ===========
 Total Return......................................       0.81%                 0.21%                0.35%(a)
 Ratios/Supplemental Data
 Net assets, end of period (000's).................   $  60,783              $  93,039          $  163,332
 Ratios to average net assets:
  Expenses.........................................       1.00%                  1.00%               1.00%(b)
  Net investment income............................       0.74%                  0.22%               0.58%(b)


(a)      Not annualized
(b)      Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)


                                                                   Cortland General Money Market Fund
                                                      ---------------------------------------------------------
                                                                For the Year Ended                November 22, 2002
Advantage Shares                                                    March 31,               (Commencement of Offering) to
----------------                                              --------------------
                                                         2005                   2004             March 31, 2003
                                                      ----------             ----------         ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..............   $    1.00              $    1.00          $    1.00
                                                      ----------             ----------         ------------

 Income from investment operations:
  Net investment income............................        0.009                  0.003              0.002
  Net realized and unrealized gain(loss)
    on investments.................................        0.000                  0.000               --
                                                      ----------             ----------         ------------
 Total from investment operations..................        0.009                  0.003              0.002
 Less distributions from:
  Dividends from net investment income.............       (0.009)                (0.003)            (0.002)
  Net realized gains on investments................       (0.000)                (0.000)               (--)
                                                      ----------             ----------         ------------
 Total distributions...............................       (0.009)                (0.003)            (0.002)
                                                      ----------             ----------         ------------
 Net asset value, end of period....................   $    1.00              $    1.00          $    1.00
                                                      ==========             ==========         ============
 Total Return......................................        0.87%                  0.31%              0.19%(a)
 Ratios/Supplemental Data
 Net assets, end of period (000's).................   $2,692,402             $1,858,743         $2,365,911
 Ratios to average net assets:
  Expenses  (net of fees waived)...................        0.94%                  0.90               0.90%(b)
  Net investment income............................        0.92%                  0.31%              0.54%(b)
  Distribution and shareholder servicing fees waived       0.29%                  0.35%              0.35%(b)

(a)      Not annualized
(b)      Annualized

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)

                                                      Cortland General Money Market Fund
                                                      ----------------------------------
                                                              September 17, 2004
Xpress Shares                                            (Commencement of Offering) to
-------------                                                    March 31, 2005
                                                                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............              $    1.00
                                                                 ----------

Income from investment operations:
  Net investment income............................                   0.005
  Net realized and unrealized gain(loss) on investments               --
                                                                 ----------
Total from investment operations...................                   0.005
Less distributions from:
  Dividends from net investment income.............                  (0.005)
  Net realized gains on investments................                  ( --  )
                                                                 ----------
Total distributions................................                  (0.005)
                                                                 ----------
Net asset value, end of period.....................              $    1.00
                                                                 ==========
Total Return.......................................                   0.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..................              $  803,938
Ratios to average net assets:
  Expenses.........................................                   1.23%(b)
  Net investment income............................                   1.05%(b)


(a)      Not annualized
(b)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)


                                                                                    U.S. Government Fund
                                                          --------------------------------------------------------------------------
Cortland Shares                                                                  For the Year Ended March 31,
---------------                                           --------------------------------------------------------------------------
                                                             2005             2004            2003           2002           2001
                                                          ----------       ---------       ----------     ----------      ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year                        $    1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                          ----------       ---------       ----------     ----------      ----------

Income from investment operations:
  Net investment income............................            0.007          0.002           0.008          0.022           0.052
  Net realized and unrealized
      gain/(loss) on investments                                  --          0.000           0.000          0.000           0.000
                                                          ----------       ---------       ----------     ----------      ----------
  Total from investment operations                             0.007          0.002           0.008          0.022           0.052

Less distributions from:
  Dividends from net investment income                        (0.007)        (0.002)         (0.008)        (0.022)         (0.052)
  Net realized gains on investments                              (--)        (0.000)         (0.000)        (0.000)            (--)
                                                          ----------       ---------       ----------     ----------      ----------
Total distributions................................           (0.007)        (0.002)         (0.008)        (0.022)         (0.052)
                                                          ----------       ---------       ----------     ----------      ----------
Net asset value, end of year.......................       $    1.00        $  1.00         $  1.00        $  1.00          $ 1.00
                                                          ==========       =========       ==========     ==========      ==========
Total Return.......................................            0.74%          0.15%           0.76%          2.23%           5.37%
Ratios/Supplemental Data
Net assets, end of year (000's)                           $  194,890       $ 197,189       $  177,455     $  247,591          71,400
Ratios to average net assets:
  Expenses (net of fees waived)                                0.99%          1.00%           1.01%          1.03%           1.00%
  Net investment income............................            0.70%          0.15%           0.69%          1.47%           5.26%
  Distribution fees waived.........................            0.00%          0.00%           0.00%          0.00%           0.03%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)

                                                                     U.S. Government Fund
                                                      ------------------------------------------------------

                                                             For the Year Ended
Advantage Shares                                                   March 31,                   November 22, 2002
----------------                                      ---------------------------------  (Commencement of Offering) to
                                                         2005                   2004           March 31, 2003
                                                      ----------             ----------         ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............   $    1.00               $   1.00           $   1.00
                                                      ----------             ----------         ------------

Income from investment operations:
 Net investment income............................         0.008                  0.003              0.002
 Net realized and unrealized gain(loss)
 On investments                                               --                  0.000                  --
                                                      ----------             ----------         ------------
Total from investment operations...................        0.008                  0.003              0.002
Less distributions from:
 Dividends from net investment income..............       (0.008)                (0.003)            (0.002)
 Net realized gains on investments.................          (--)                (0.000)               (--)
                                                      ----------             ----------         ------------
Total distributions................................       (0.008)                (0.003)            (0.002)
                                                      ----------             ----------         ------------
Net asset value, end of period.....................   $    1.00               $   1.00          $    1.00
                                                      ==========             ==========         ============
Total Return.......................................        0.79%                  0.26%              0.18%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..................   $  210,229             $   95,525         $     96,429
Ratios to average net assets:
 Expenses (net of fees waived).....................        0.94%                  0.90%              0.90%(b)
 Net investment income.............................        0.87%                  0.24%              0.51%(b)
 Distribution and shareholder servicing fees waived        0.30%                  0.35%              0.35%(b)


(a)      Not annualized
(b)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)

                                                                                  Municipal Money Market Fund
                                                          --------------------------------------------------------------------------
Cortland Shares                                                                   For the Year Ended March 31,
---------------                                           --------------------------------------------------------------------------
                                                             2005           2004              2003           2002           2001
                                                          ----------       ---------       ----------     ----------      ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year                        $    1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                          ----------       ---------       ----------     ----------      ----------

Income from investment operations:
  Net investment income............................            0.005          0.001           0.005          0.015           0.031
  Net realized and unrealized
   gain/(loss) on investments                                     --          0.000                --             --         0.000
                                                          ----------       ---------       ----------     ----------      ----------
  Total from investment operations                             0.005          0.001           0.005          0.015           0.031

Less distributions from:
  Dividends from net investment income                        (0.005)        (0.001)         (0.005)        (0.015)         (0.031)
  Net realized gains on investments                              (--)        (0.000)            (--)        (0.000)             --
                                                          ----------       ---------       ----------     ----------      ----------
  )
Total distributions................................           (0.005)        (0.001)         (0.005)        (0.015)         (0.031)
                                                          ----------       ---------       ----------      ---------      ----------
Net asset value, end of year.......................       $    1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                          ==========       =========       ==========     ==========      ==========
Total Return.......................................            0.47%          0.13%           0.49%          1.48%           3.17%
Ratios/Supplemental Data
Net assets, end of year (000's)                           $  120,743       $ 106,058       $   90,001     $   67,782      $  61,891
Ratios to average net assets:
  Expenses (net of fees waived)                                1.00%          0.98%           1.00%          1.00%           1.00%
  Net investment income............................            0.47%          0.12%           0.47%          1.43%           3.06%
  Distribution fees waived.........................            0.00%          0.02%           0.01%          0.03%           0.03%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. Financial Highlights (Continued)

                                                                     Municipal Money Market Fund
                                                      ---------------------------------------------------------
                                                             For the Year Ended                November 22, 2002
Advantage Shares                                                  March 31,               (Commencement of Offering) to
----------------                                      ---------------------------------
                                                         2005                   2004            March 31, 2003
                                                      ----------             ----------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............   $    1.00              $   1.00           $     1.00
                                                      ----------             ----------         ------------

Income from investment operations:
 Net investment income.............................        0.005                 0.002                0.001
 Net realized and unrealized gain(loss)
 on investments                                               --                 0.000                    --
                                                      ----------             ----------         ------------
Total from investment operations...................        0.005                 0.002                0.001
Less distributions from:
 Dividends from net investment income..............       (0.005)               (0.002)              (0.001)
 Net realized gains on investments.................          (--)               (0.000)                 (--)
                                                      ----------             ----------         ------------
Total distributions................................       (0.005)               (0.002)              (0.001)
                                                      ----------             ----------         ------------
Net asset value, end of period.....................   $    1.00              $   1.00           $     1.00
                                                      ==========             ==========         ============
Total Return.......................................        0.53%                 0.21%                0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..................   $  126,133             $   81,769         $    112,686
Ratios to average net assets:
 Expenses (net of fees waived).....................        0.94%                 0.90%                0.90%(b)
 Net investment income.............................        0.56%                 0.21%                0.32%(b)
 Distribution and shareholder servicing fees waived        0.31%                 0.35%                0.35%(b)

(a) Not Annualized
(b) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================




To the Board of Directors and Shareholders of Cortland Trust, Inc.


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cortland General Money Market Fund, the U.S. Government Fund, and the Municipal Money Market Fund (constituting Cortland Trust, Inc., hereafter referred to as the "Funds") at March 31, 2005, the results of each of their operations for the year then ended, the changes each of in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended March 31, 2002 were audited by other independent accountants, whose report dated May 17, 2002 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
New York, New York
May 20, 2005





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS


The Company is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                            March 31, 2005+
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
                      Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address 1,     Held with        Office 2             During Past                in Fund Complex     Directorships
      and Age             Fund        and Length of             5 Years             Overseen by Director      held by
                                      Time Served                                                             Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Disinterested Directors:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Albert R. Dowden,    Chairman,       Director,        Corporate director/trustee    Director of three      Director/Trustee
Age 63               Director and    since 1984       for Annuity & Life Re         portfolios             of Annuity &
                     Member of the                    (Holdings) Ltd., Boss                                Life Re
                     Audit and                        Group, Ltd., Magellan                                (Holdings) Ltd.,
                     Nominating                       Insurance Company, and AIM                           Boss Group,
                     Committee                        Funds.                                               Ltd., Magellan
                                                                                                           Insurance
                                                                                                           Company and the
                                                                                                           AIM Funds.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
William Lerner,      Director and    Director,        Self-employed attorney.       Director of  three     Director of
Esq., Age 68         Chairman/       since 2000                                     portfolios             Rent-Way, Inc.,
                     Member of the                                                                         Seitel, Inc.,
                     Audit and                                                                             and
                     Nominating                                                                            Micros-to-
                     Committee                                                                             Mainframes,Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
James L. Schultz,    Director and    Director,        Self-employed as a            Director of three           None
Age 68               Member of the   since 1984       consultant. Formerly          portfolios
                     Audit and                        President of  Inc.
                     Nominating                       ComputerResearch, Inc.
                     Committee                        from 1975 to 2001.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Funds' transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Company is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                      March 31, 2005+ (continued)
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

                      Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address 1,     Held with        Office 2             During Past              in Fund Complex      Directorships
      and Age             Fund       and Length of             5 Years              Overseen by Director      held by
                                      Time Served                                                             Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Steven W. Duff,      President and     Since 1996     Manager and President of      Director/Trustee      N/A
Age 51               Director 3                       Reich & Tang Asset            and/or Officer
                                                      Management, LLC               of sixteen
                                                      ("RTAM,LLC"), a registered    portfolios
                                                      Investment Advisor and
                                                      President of the Mutual
                                                      Funds Division of RTAM
                                                      LLC. Associated with RTAM,
                                                      LLC since 1994. Mr. Duff
                                                      is also President and
                                                      Director/Trustee of eight
                                                      other funds in the Reich &
                                                      Tang Fund Complex,
                                                      Director of Pax World
                                                      Money Market Fund, Inc.,
                                                      Principal Executive
                                                      Officer of Delafield Fund,
                                                      Inc. and President and
                                                      Chief Executive Officer of
                                                      Tax Exempt Proceeds Fund,
                                                      Inc. Mr. Duff also serves
                                                      as a Director of Reich &
                                                      Tang Services, Inc. and
                                                      Reich & Tang Distributors,
                                                      Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Carl Frischling,      Director 4       Since 1998     Partner of Kramer Levin       Director of three      Director of
Esq., Age 68                                          Naftalis & Frankel LLP        portfolios             the AIM
                                                      (a lawfirm) with which he                            Funds.
                                                      has been associated with
                                                      since 1994.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Funds' transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Company is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

3 Steven W. Duff is deemed an interested person of the Company due to his affiliation with RTAM, LLC, the Company's investment advisor.

4 Carl Frischling, Esq. is deemed an interested person of the Company due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Company and the independent directors.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

                                                  Directors and Officers Information
                                                      March 31, 2005+ (continued)

-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

                      Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address 1,     Held with        Office 2             During Past              in Fund Complex      Directorships
      and Age             Fund       and Length of             5 Years              Overseen by Director      held by
                                      Time Served                                                             Director
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Molly Flewharty,     Vice President    Since 1991     Senior Vice President of              N/A             N/A
Age 54                                                RTAM,LLC. Associated with
                                                      RTAM, LLC since 1977.
                                                      Ms. Flewharty is also Vice
                                                      President of eleven other
                                                      funds in the Reich & Tang
                                                      Fund Complex.  Ms.
                                                      Flewharty also serves as
                                                      Senior Vice President of
                                                      Reich & Tang Distributors,
                                                      Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Rosanne Holtzer,         Chief         Since 2004     Senior Vice President,                N/A             N/A
Age 40                 Compliance                     Compliance Officer and
                        Officer,                      Assistant Secretary of
                       ------------- ---------------- RTAM, LLC.  Associated
                       Secretary,      Since 2001     with RTAM,LLC since 1986.
                       ------------- ---------------- Ms. Holtzer is also Chief
                       Assistant                      Compliance Officer,
                       Treasurer       Since 1998     Secretary and Assistant
                                                      Treasurer of eleven other
                                                      funds in the Reich & Tang
                                                      Fund Complex.  Ms. Holtzer
                                                      also serves as Senior Vice
                                                      President, Assistant
                                                      Secretary & Compliance
                                                      Officer of Reich & Tang
                                                      Distributors, Inc. and
                                                      Senior Vice President,
                                                      Assistant Secretary &
                                                      Chief Compliance Officer
                                                      of Reich & Tang Services,
                                                      Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Funds' transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Company is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                      March 31, 2005+ (continued)


-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

                      Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address 1,     Held with        Office 2             During Past              in Fund Complex      Directorships
      and Age             Fund       and Length of             5 Years              Overseen by Director      held by
                                      Time Served                                                             Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Michael Lydon,       Vice President    Since 2005     Executive Vice President         N/A             N/A
Age 41                                                and Chief Operations
                                                      Officer of RTAM, LLC.
                                                      Associated with RTAM, LLC
                                                      since January 2005. Mr.
                                                      Lydon was Vice President
                                                      at Automatic Data
                                                      Processing from July 2000
                                                      to December 2004.  Prior
                                                      to July 2000, Mr. Lydon
                                                      was Executive Vice
                                                      President and Chief
                                                      Information Officer of
                                                      RTAM, LLC. Mr. Lydon is
                                                      also Vice President of
                                                      eleven other funds in the
                                                      Reich & Tang Fund Complex.
                                                      Mr. Lydon also serves as
                                                      Executive Vice President
                                                      and Chief Operations
                                                      Officer for Reich & Tang
                                                      Distributors, Inc. and
                                                      Reich & Tang Services,
                                                      Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Dana E. Messina,     Vice President    Since 1991     Executive Vice President            N/A            N/A
Age 48                                                of RTAM, LLC. Associated
                                                      with RTAM, LLC since 1980.
                                                      Ms. Messina is also Vice
                                                      President of eight other
                                                      funds in the Reich & Tang
                                                      Fund Complex. Ms. Messina
                                                      also serves as Executive
                                                      Vice President of Reich &
                                                      Tang Distributors, Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Funds' transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Company is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.


--------------------------------------------------------------------------------




================================================================================

                                                  Directors and Officers Information
                                                      March 31, 2005+ (continued)
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
                       Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address 1,     Held with        Office 2             During Past              in Fund Complex      Directorships
      and Age             Fund       and Length of             5 Years              Overseen by Director      held by
                                      Time Served                                                             Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Anthony Pace,        Treasurer and     Since 2004     Vice President of RTAM,           N/A             N/A
Age 39               Assistant                        LLC since September 2004.
                     Secretary                        Mr. Pace was a Director of
                                                      a Client Service Group at
                                                      GlobeOp Financial
                                                      Services, Inc. from May
                                                      2002 to August 2004 and
                                                      Controller/Director of
                                                      MutualFund Administration
                                                      for Smith Barney Funds
                                                      Management LLC and
                                                      Salomon Brothers Asset
                                                      Management, Inc. from 1998
                                                      to May 2002.  Mr. Pace is
                                                      also Treasurer and
                                                      Assistant Secretary of
                                                      eleven other funds in the
                                                      Reich & Tang Fund Complex.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Richard De                Vice         Since 2005     Executive Vice President            N/A             N/A
Sanctis, Age 48      President and                    and CFO of RTAM, LLC.
                       Assistant                      Associated with RTAM, LLC
                       Secretary                      since 1990.  Mr. DeSanctis
                                                      is Vice President of
                                                      eleven other funds in the
                                                      Reich & Tang Fund Complex
                                                      and serves as Executive
                                                      Vice President and Chief
                                                      Financial Officer of Reich
                                                      & Tang Services, Inc. and
                                                      Reich & Tang Distributors,
                                                      Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Funds' transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Company is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                    CORTLAND
                                  TRUST, INC.









                                  Annual Report
                                 March 31, 2005
















CRT3/05A


--------------------------------------------------------------------------------

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

Item 4:    Principal Accountant Fees and Services

                                    FYE 3/31/2005               FYE 3/31/2004

4(a)     Audit Fees                 $70,200                     $68, 250
4(b)     Audit Related Fees         $     0                     $      0
4(c)     Tax Fees                   $ 9,960                     $  9,000
4(d)     All Other Fees             $     0                     $      0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant.

4(e)(2) None

4(f) Not applicable.

4(g) $9,960 and $22,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2005. $9,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.


By (Signature and Title)*       /s/ Rosanne Holtzer, Secretary
                                ------------------------------
                                    Rosanne Holtzer, Secretary

Date: June 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/Steven W. Duff, President
                                ----------------------------
                                   Steven W. Duff, President


Date: June 7, 2005

By (Signature and Title)*       /s/Anthony Pace, Treasurer
                                --------------------------
                                   Anthony Pace, Treasurer


Date: June 7, 2005

* Print the name and title of each signing officer under his or her signature.